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    As filed with the Securities and Exchange Commission on December 31, 1998


                        File Nos. 333-42943 and 811-8567

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


                         Post-Effective Amendment No. 2


                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                 Amendment No. 3


                            SCHRODER SERIES TRUST II
                               Two Portland Square
                              Portland, Maine 04101

                                  207-879-1900

                             Cheryl O. Tumlin, Esq.
                       Forum Administrative Services, LLC
                               Two Portland Square
                              Portland, Maine 04101

                                   Copies to:


                              Carin Muhlbaum, Esq.

                 Schroder Capital Management International Inc.
                         787 Seventh Avenue, 34th Floor
                            New York, New York 10019

It is proposed that this filing will become effective:

[ ]  immediately  upon  filing  pursuant  to  Rule  485,  paragraph  (b)
[ ]  on ________________  pursuant to Rule 485,  paragraph (b)
[X]  60 days after filing pursuant to Rule 485, paragraph (a)(1)
[ ]  on _________________ pursuant to Rule 485,  paragraph (a)(1)
[ ]  75 days after filing pursuant to Rule 485,  paragraph (a)(2)
[ ]  on _________________ pursuant to Rule 485, paragraph (a)(2)
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


         Title of Securities Being Registered: Class A Shares of Schroder All-Asia Fund, no par value. The series of the Registrant being registered operates under a fund-of-funds structure, investing in two series of Schroder Capital Funds, a separate registrant; this amendment is also executed by Schroder Capital Funds.

                                   PROSPECTUS

                             SCHRODER ALL-ASIA FUND
                                 CLASS A SHARES

                                  March 1, 1999

This prospectus describes Schroder All-Asia Fund, a mutual fund offered by Schroder Series Trust II. The Fund seeks long-term capital appreciation through investment primarily in equity securities of companies domiciled or doing business in established and emerging markets in Asia. The Fund is a non-diversified mutual fund. The Trust offers Class A Shares of the Fund in this prospectus.

Schroder Capital Management International Inc. ("Schroder") manages the Fund. You can call the Trust at (800) 464-3108 to find out more about the Fund and other funds in the Schroder family.

The prospectus explains what you should know about the Fund before you invest. Please read it carefully.

NEITHER THE U.S. SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                       Page

SUMMARY INFORMATION......................................................3

FEES AND EXPENSES........................................................6

RISKS AND INVESTMENT STRATEGIES..........................................8

HOW THE FUND'S SHARES ARE PRICED........................................13

HOW TO BUY SHARES.......................................................14

HOW TO SELL SHARES......................................................17

EXCHANGES...............................................................18

DIVIDENDS AND DISTRIBUTIONS.............................................18

TAXES    19

YEAR 2000 DISCLOSURE....................................................19

FINANCIAL HIGHLIGHTS....................................................19

                               SUMMARY INFORMATION

This  summary  identifies  the  investment   objective,   principal   investment
strategies, and principal risks of Schroder All-Asia Fund. The investment objectives and policies of the Fund may, unless otherwise specifically stated, be changed by the Trustees of the Trust without a vote of the shareholders. As a matter of policy, the Trustees would not materially change the investment objective of the Fund without shareholder approval.

THE FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING SUBSTANTIALLY ALL OF ITS ASSETS IN SCHRODER ASIAN GROWTH FUND PORTFOLIO AND SCHRODER JAPAN PORTFOLIO, WHICH ARE SEPARATELY MANAGED, NON-DIVERSIFIED INVESTMENT COMPANIES. EACH PORTFOLIO'S INVESTMENT OBJECTIVE IS TO SEEK LONG-TERM CAPITAL APPRECIATION. SCHRODER ASIAN GROWTH FUND PORTFOLIO FOCUSES ITS INVESTMENT IN ASIAN COUNTRIES OTHER THAN JAPAN; SCHRODER JAPAN PORTFOLIO FOCUSES ITS INVESTMENT IN JAPAN. SCHRODER WILL INCREASE OR DECREASE THE FUND'S EXPOSURE TO JAPAN BY INCREASING OR DECREASING THE AMOUNT OF ITS ASSETS INVESTED IN SCHRODER JAPAN PORTFOLIO.

In reviewing the Fund's investment objective and policies below, you should assume that the investment objective and policies of the Portfolios, taken together, are the same in all material respects as those of the Fund. Schroder is the investment adviser to the Fund and to each Portfolio.

On March 20, 1998, the Fund, which had no previous operating history, acquired substantially all of the assets and liabilities of Schroder Asian Growth Fund, Inc., which was a closed-end management investment company. After the narrative describing the Fund is a chart showing the investment returns of Schroder Asian Growth Fund, Inc. from its inception through March 20, 1998, and the Fund's investment returns since its inception on March 23, 1998. Only full calendar year performance is shown. NEITHER THE PERFORMANCE OF SCHRODER ASIAN GROWTH FUND, INC. NOR THE FUND'S PAST PERFORMANCE IS NECESSARILY AN INDICATION OF THE FUND'S FUTURE PERFORMANCE.

For a discussion of recent market and portfolio developments affecting the Fund's performance, see the Fund's most recent financial reports. You can call the Trust at (800) 464-3108 to request a free copy of the financial reports.

SCHRODER ALL-ASIA FUND

     o INVESTMENT OBJECTIVE. To seek long-term capital appreciation through investment primarily in equity securities of Asian companies.

         o PRINCIPAL INVESTMENTs. As a matter of fundamental policy, under normal market conditions the Fund invests at least 65% of its total assets in equity securities of Asian companies. "Asian companies" are: (1) companies that are organized under the laws of China, Hong Kong SAR, India, Indonesia, Japan, Korea, Malaysia, Pakistan, the Philippines, Singapore, Sri Lanka, Taiwan, Thailand, or any other countries in the Asian region located south of the border of the former Soviet Union, east of the borders of Afghanistan and Iran, north of the Australian sub-continent, and west of the International Date Line and that, in the future, permit investors to participate in their stock markets (collectively, "Asian countries"); and (2) companies, wherever organized, that Schroder determines at the time of investment either (1) derive at least 75% of their revenues from goods produced or sold, investments made, or services performed in Asian countries or (b) maintain at least 75% of their assets in

Asian countries. The Fund invests in a variety of equity securities, including common and preferred stocks, securities convertible into common and preferred stocks, and warrants to purchase common and preferred stocks.

         o INVESTMENT STRATEGIEs. The Fund normally invests directly in equity securities of companies located in at least five Asian countries.

         The Fund also may do the following:

                   0 Invest in equity interests in trusts, partnerships, joint ventures, or similar enterprises, and American or Global Depositary Receipts and other similar instruments providing for indirect investment in securities of foreign issuers.

                   0 Invest indirectly in equity securities by investing in other investment companies or similar pooled vehicles that invest primarily in equity securities of Asian companies.

          o   PRINCIPAL RISKS.

                   0 INVESTMENT IN ASIA. Because the Fund's investments are concentrated in Asian countries, political, economic, market and other factors affecting those countries will determine the values of the Fund's investments. Recent significant economic and political volatility in certain Asian countries may continue and could have an adverse effect on the value of the Fund's investments in those countries.

                   0 INVESTMENTS IN MALAYSIA. The Fund's investments include securities issued by Malaysian companies. Currency restrictions imposed by the Malaysian government will delay repatriation of the proceeds of any sale of those securities by the Fund for a significant period of time (currently, through September 1999). Fund assets subject to those restrictions would be unavailable to the Fund to meet redemption requests or for reinvestment in other securities; in addition, it may be difficult for the Fund to determine the fair value of such securities (or of the Malaysian currency in which they are denominated) for purposes of computing the Fund's net asset value.

                   0 FOREIGN SECURITIES. Investments in foreign securities entail risks not present in domestic investments including, among other things, risks related to political or economic instability, currency exchange and taxation.

                   0 EMERGING MARKETS. The Fund may invest in "emerging market" countries whose securities markets may experience heightened levels of volatility. The risks of investing in emerging markets include greater political and economic uncertainties than in foreign developed markets, currency transfer restrictions, a more limited number of potential buyers, and a developing country's dependence on revenue from particular commodities or international aid. Additionally, the securities markets and legal systems in emerging market countries may only be in a developmental stage and may provide few, or none, of the advantages or protections of markets or legal systems available in more developed countries.

                           Emerging market countries may experience extremely high levels of inflation, which may adversely affect those countries' economies and securities markets.

                   0 NON-DIVERSIFIED FUND. The Fund is a "non-diversified" mutual fund, and may invest its assets in a more limited number of issuers than may diversified investment companies. To the extent the Fund focuses on fewer issuers, its risk of loss increases if the market value of a security declines or if an issuer is not able to meet its obligations.

                   0 EQUITY SECURITIES. Another risk of investing in the Fund is the risk that the value of the equity securities in the portfolio will fall, or will not appreciate as anticipated by Schroder, due to factors that adversely affect particular companies or markets in general.

                   0 SMALL COMPANIES. The Fund may invest in small companies, which tend to be more vulnerable to adverse developments than larger companies. Small companies may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may infrequently and in limited volumes. As a result, the prices of these securities may fluctuate more than the prices of securities of larger, more widely traded companies. Also, there may be less publicly available information about small companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of their issuers' earnings potential or assets.

The bar chart and table below present performance information for the Fund's predecessor, Schroder Asian Growth Fund, Inc. through March 20, 1998, and the Fund's performance information since March 23, 1998.

                     [EDGAR REPRESENTATION OF GRAPH CHART]


Calendar Year            Annual Return
-------------            -------------
1998                            __%
1997                        -38.28%
1996                          5.61%
1995                          1.40%
1994                         -8.42%


During the periods shown above, the highest quarterly return was____ % for the quarter ended ___ , and the lowest was -25.81% for the quarter ended December 31, 1997. [NOTE: SUBJECT TO CHANGE BASED ON 4TH QUARTER OF 1998.] For the period March 23, 1998 (the Fund's inception) through October 31, 1998, the Fund's total return (unannualized) was -18.3%.

--------------------------------- ---------------- ------------------------ ------------------------ -----------------------

AVERAGE ANNUAL TOTAL RETURNS      SINCE            LAST ONE YEAR            LAST FIVE YEARS          LIFE OF FUND
(FOR PERIODS ENDING DECEMBER      INCEPTION OF     (INCLUDES FUND'S         (INCLUDES FUND'S         (SINCE INCEPTION OF
31, 1998)                         FUND ON 3/23/98  PREDECESSOR THROUGH      PREDECESSOR THROUGH      FUND'S PREDECESSOR ON
                                                   3/20/98)                 3/20/98)                 12/30/93)
--------------------------------- ---------------- ------------------------ ------------------------ -----------------------
--------------------------------- ---------------- ------------------------ ------------------------ -----------------------

Schroder All-Asia Fund            [___]%           [___]%                   [___]%                   [___]%
--------------------------------- ---------------- ------------------------ ------------------------ -----------------------
--------------------------------- ---------------- ------------------------ ------------------------ -----------------------

*50% Morgan Stanley Capital       [___]%           [___]%                   [___]%                   [___]%
International Japan Index/50%
Morgan Stanley Capital
International All Country Asia
Free ex-Japan Index
--------------------------------- ---------------- ------------------------ ------------------------ -----------------------

* The Morgan Stanley Capital International (MSCI) Japan Index is an unmanaged index that groups Japanese securities by industry and the most "investable" stocks (as determined by size, long- and short-term volume, and free float). The MSCI All Country Asia Free ex-Japan Index is also an unmanaged market capitalization index constructed by aggregating the appropriate MSCI country indices; it represents 12 developed and emerging markets of the Asia region but excludes Japan. Both indices reflect actual buyable opportunities for the non-domestic investor by taking into account local market restrictions on share ownership by foreigners. The 50% MSCI Japan Index/50% MSCI All Country Asia Free ex-Japan Index used by Schroder represents an average of the returns of each Index and is intended to reflect an average allocation between the Portfolios in which the Fund invests its assets.


FEES AND EXPENSES

THESE TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY IF YOU INVEST IN CLASS A SHARES OF THE FUND.

SHAREHOLDER FEES (paid directly from your investment):

         Maximum Sales Charge (Load) Imposed on Purchases (as a        5.25%
         percentage of offering price)1
         Maximum Deferred Sales Load                                   None
         Maximum Sales Load Imposed on Reinvested Dividends            None
         Redemption Fee                                                None
         Exchange Fee                                                  None
-----------------
1  The maximum sales load applies to purchases of less than $25,000.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)1:

Management Fees                                                        1.14%

Distribution (12b-1) Fees                                              None

Other Expenses                                                         0.99%

Total Annual Fund Operating Expenses                                   2.13%

Fee Waiver and/or Expense Limitation(2)                                0.18%

Net Expenses(2)                                                        1.95%

--------------------------
1 The expenses shown in the above table reflect expenses pursuant to the contractual arrangements of Schroder Asian Growth Fund, Inc., the Fund's closed-end predecessor, from November 1, 1997 to March 20, 1998, and the expenses under the Fund's contractual arrangements since its commencement as an open-end fund on March 23, 1998 through October 31, 1998.

Management Fees include amounts the Fund expects to pay to Schroder for asset allocation and administrative services. The Fund pays asset allocation fees and administration fees to Schroder at the annual rates of 0.20% and 0.05%, respectively, of its average daily net assets. Management fees also include: the Fund's pro rata portion of investment advisory fees paid by Schroder Asian Growth Fund Portfolio and Schroder Japan Portfolio at the annual rates of 0.70% and 0.55%, respectively, of their average daily net assets, and the Fund's pro rata portion of administration fees paid to Schroder by those Portfolios at the annual rate of 0.05% of their average daily net assets. The expenses shown in the table have been calculated on the basis of an allocation of 60% investment in Schroder Asian Growth Fund Portfolio and 40% investment in Schroder Japan Portfolio. Allocations of the Fund's assets between the two Portfolios will vary.

2 The Net Expenses shown above reflect the effect of contractually imposed expense limitations and/or fee waivers in effect through October 31, 1999 on Total Annual Fund Operating Expenses.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you pay the maximum sales load of 5.25%. The Example also assumes that your investment earns a 5% return each year and that the Fund's total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be*:

        1 year        3 years               5 years              10 years
        ------        -------               -------              --------
        $216          $667                  $1144                $2462

--------------

* Assuming that the Fund's operating expenses remain the same as the Net Expenses shown above, based on the other assumptions described above, your costs would be:

        1 year        3 years               5 years              10 years
        ------        -------               -------              --------
        $193          $597                  $1026                $2222

                      OTHER INVESTMENT STRATEGIES AND RISKS

         The Fund may not achieve its objective in all circumstances and you could lose money by investing. The following provides more detail about the Fund's principal risks and the circumstances which could adversely affect the value of the Fund's shares or its total return.

RISKS OF INVESTING IN THE FUND

          o  INVESTMENT  IN  ASIa.   Certain  Asian  markets  have   experienced
devaluation and/or significant volatility during the past several years. Schroder cannot predict whether, when and to what extent the Asian markets will recover. Additionally, the Fund may invest more than 25% of its total assets in issuers located in any one Asian country. To the extent that the Fund focuses its investments in any Asian countries, the Fund will be susceptible to adverse political, economic and market developments in those countries.

          o FOREIGN SECURITIES. Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund's investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the values of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the Fund's assets held abroad) and expenses not present in the settlement of domestic investments.

         If the Fund purchases securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution. In addition, although at times most of the Fund's income may be received or realized in these currencies, the Fund will be required to compute and distribute its income in U.S. dollars. As a result, if the exchange rate for any such currency declines after the Fund's income has been earned and translated into U.S. dollars but before payment, the Fund could be required to liquidate portfolio securities to make such distributions. Similarly, if an exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in any such currency of such expenses at the time they were incurred. The Fund may buy or sell foreign currencies and options and futures contracts on foreign currencies for hedging purposes in connection with its foreign investments.

         Special tax considerations apply to foreign securities. In determining whether to invest in foreign securities, Schroder considers the likely impact of foreign taxes on the net investment return available to the Fund and its shareholders. Income and/or gains received by the Fund from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Any such taxes paid by the Fund will reduce the net income available for distribution to Fund shareholders.

         Except as otherwise noted in this Prospectus, there is no limit on the amount of the Fund's assets that may be invested in foreign securities.

         o EMERGING MARKETs. The Fund intends to invest in securities of issuers in Asian emerging market countries and may at times invest a substantial portion of its assets in such securities. The prices of securities of issuers in emerging market countries are subject to greater volatility than those of issuers in more developed countries. Investments in emerging market countries are subject to the same risks applicable to foreign investments generally, although those risks may be increased due to conditions in such countries. For example, the securities markets and legal systems in emerging market countries may only be in a developmental stage and may provide few, or none, of the advantages or protections of markets or legal systems available in more developed countries. Although many of the securities in which the Fund may invest are traded on securities exchanges, they may trade in limited volume, and the exchanges may not provide all of the conveniences or protections provided by securities exchanges in more developed markets. The Fund may also invest a substantial portion of its assets in securities traded in the over-the-counter markets in Asian countries and not on any exchange, which may affect the liquidity of the investment and expose the Fund to the credit risk of its counterparties in trading those investments. Emerging market countries may experience extremely high rates of inflation, which may adversely affect those countries' economies and securities markets.

         o DEBT SECURITIEs. The Fund may invest in debt securities, which are subject to the risk of fluctuation of market value in response to changes in interest rates and the risk that the issuer may become unable or unwilling to make timely payments of principal and interest. Additionally, the Fund may invest in lower-quality, high-yielding debt securities, commonly known as junk bonds. Lower-rated securities are predominantly speculative and tend to be more susceptible than other debt securities to adverse changes in the financial condition of the issuer, general economic conditions, or an unanticipated rise in interest rates, which may affect an issuer's ability to pay interest and principal. This would likely make the values of the securities held by the Fund more volatile and could limit the Fund's ability to liquidate its securities. Changes by recognized rating services in their ratings of any fixed-income security and in the perceived ability of an issuer to make payments of interest and principal also may affect the value of these investments.

         o RISKS OF SMALLER CAPITALIZATION COMPANIES. The Fund may invest in companies which are smaller and less well-known than larger, more widely held companies. Small and mid-cap companies may offer greater opportunities for capital appreciation than larger companies, but may also involve certain special risks. They are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse developments than securities of larger companies and the Fund may have difficulty establishing or closing out their securities positions in smaller companies at prevailing market prices. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of their issuers' earnings potential or assets.

OTHER INVESTMENT STRATEGIES AND TECHNIQUES

         In addition to the principal investment strategies described in the Summary Information section above, the Fund may at times use the strategies and techniques described below, which involve certain special risks. This prospectus does not attempt to disclose all of the various investment techniques and types of securities that Schroder might use in managing the Fund. As in any mutual fund, investors must rely on the professional investment judgment and skill of the Fund's adviser.

         o FOREIGN CURRENCY EXCHANGE TRANSACTIONS. Changes in currency exchange rates will affect the U.S. dollar value of Fund assets, including securities denominated in foreign currencies. Exchange rates between the U.S. dollar and other currencies fluctuate in response to forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other political, economic and financial conditions, which may be difficult to predict. The Fund may engage in currency exchange transactions to protect against unfavorable fluctuations in exchange rates.

         In particular, the Fund may enter into foreign currency exchange transactions to protect against a change in exchange rates that may occur between the date on which the Fund contracts to trade a security and the settlement date ("transaction hedging") or in anticipation of placing a trade ("anticipatory hedging"); to "lock in" the U.S. dollar value of interest and dividends to be paid in a foreign currency; or to hedge against the possibility that a foreign currency in which portfolio securities are denominated or quoted may suffer a decline against the U.S. dollar ("position hedging").

         From time to time, the Fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times involve currencies in which its portfolio securities are not then denominated ("cross hedging"). The Fund may also engage in "proxy" hedging, whereby the Fund would seek to hedge the value of portfolio holdings denominated in one currency by entering into an exchange contract on a second currency, the valuation of which Schroder believes correlates to the value of the first currency.

         The Fund may buy or sell currencies in "spot" or forward transactions. "Spot" transactions are executed contemporaneously on a cash basis at the then-prevailing market rate. A forward currency contract is an obligation to purchase or sell a specific currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties) at a price set at the time of the contract. Forward contracts do not eliminate fluctuations in the underlying prices of securities and expose the Fund to the risk that the counterparty is unable to perform.

         The Fund incurs foreign exchange expenses in converting assets from one currency to another. Although there is no limit to the amount of the Fund's assets that may be invested in foreign currency exchange and foreign currency forward contracts, the Fund may engage in foreign currency exchange transactions only for hedging purposes. Suitable foreign currency hedging transactions may not be available in all circumstances and there can be no assurance that the Fund will utilize hedging transactions at any time.

         O SECURITIES LOANS, REPURCHASE AGREEMENTS, AND FORWARD COMMITMENTS. The Fund may lend portfolio securities to broker-dealers up to one-third of the Fund's total assets. The Fund may also enter into repurchase agreements without limit. These transactions must be fully collateralized at all times, but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral. The Fund may also enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date.

         o INVESTMENT IN OTHER INVESTMENT COMPANIES. The Fund may invest in other investment companies or pooled vehicles, including closed-end funds, that are advised by Schroder or its affiliates or by unaffiliated parties. When investing in another investment company, the Fund may pay a premium above such investment company's net asset value per share. As a shareholder in an investment company, the Fund would bear its ratable share of the investment company's expenses, including advisory and administrative fees, and would at the same time continue to pay its own fees and expenses.

         o DERIVATIVE INVESTMENTS. Instead of investing directly in the types of portfolio securities described in the Summary Information, the Fund may buy or sell a variety of "derivative" investments to gain exposure to particular securities or markets, in connection with hedging transactions, and to increase total return. These may include options, futures, and indices, for example. Derivatives involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Also, derivatives often involve the risk that the other party to the transaction will be unable to meet its obligations or that the Fund will be unable to close out the position at any particular time or at an acceptable price.

         O PORTFOLIO TURNOVER. The length of time the Fund has held a particular security is not generally a consideration in investment decisions. The investment policies of the Fund may lead to frequent changes in the Fund's investments, particularly in periods of volatile market movements. A change in the securities held by the Fund is known as "portfolio turnover." Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such sales may increase the amount of capital gains (and, in particular, short-term gains) realized by the Fund, on which shareholders pay tax.

         o TEMPORARY DEFENSIVE STRATEGIES. At times, Schroder may judge that conditions in the securities markets make pursuing the Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, Schroder may temporarily use alternate investment strategies primarily designed to reduce fluctuations in the value of the Fund's assets. In implementing these "defensive" strategies, the Fund would invest in high-quality debt securities, cash, or money market instruments to any extent Schroder considers consistent with such defensive strategies. It is impossible to predict when, or for how long, the Fund will use these alternate strategies. One risk of taking such temporary defensive positions is that the Fund may not achieve its investment objectives.

                             MANAGEMENT OF THE FUND

         The Trust is governed by a Board of Trustees which has retained Schroder to manage the investments of the Fund. Subject to the control of the Trustees, Schroder also manages the Fund's other affairs and business. Schroder has served as investment adviser to the Fund since inception.

         Each of Schroder Asian Growth Fund Portfolio and Schroder Japan Portfolio is managed under the direction of a board of trustees of Schroder Capital Funds. Schroder has served as investment adviser to each of the Portfolios since inception.

         Schroder has been an investment manager since 1962, and currently serves as investment adviser to the Fund, the Portfolios, and a broad range of institutional investors. Schroder's address is 787 Seventh Avenue, 34th floor, New York, New York 10019, and its telephone number is (212) 641-3900.

         o MANAGEMENT FEES. The Portfolios pay management fees to Schroder at the following annual rates (based on the average net assets of each Portfolio taken separately): SCHRODER ASIAN GROWTH FUND PORTFOLIO -- 0.70%; SCHRODER JAPAN PORTFOLIO -- 0.55%. The Fund, because of its investment in the Portfolios, bears a proportionate part of the management fees (and other expenses) paid by each Portfolio (based on the percentage of the Portfolio's assets attributable to the Fund).

         The Trust has entered into an investment advisory and asset allocation agreement with Schroder under which Schroder is entitled to receive a monthly investment advisory fee for asset allocation services at the annual rate of 0.20% of the Fund's average daily net assets with respect to assets invested in the Portfolios (or another registered investment company). Schroder does not receive an additional investment advisory fee directly from the Fund for any of the Fund's assets invested in the Portfolios.. The investment advisory and asset allocation agreement also provides that Schroder would manage the Fund's assets directly if the Fund were to cease investing substantially all of its assets in the Portfolios. In that event, the Fund would pay Schroder a monthly fee at an annual rate of 0.90% of the Fund's average daily net assets managed by Schroder directly at the Fund level. The investment advisory and asset allocation agreement is the same in all material respects as the advisory agreements under which Schroder acts as investment adviser to the Portfolios. Schroder will not receive any fees under the agreement so long as the Fund continues to invest substantially all of its assets in the Portfolios or in another investment company.

         o EXPENSE LIMITATIONS AND WAIVERs. In order to limit the Fund's expenses, Schroder has voluntarily agreed to reduce its compensation (and, if necessary, to pay certain other Fund expenses) until October 31, 1999 to the extent that the Fund's total operating expenses attributable to its Class A Shares exceed an annual rate of 1.95%.

         o PORTFOLIO MANAGERs. Schroder's investment decisions for the Fund (or for the Portfolios) are generally made by an investment manager or an investment team, with the assistance of an investment committee. The following portfolio managers have had primary responsibility for making investment decisions for the Portfolios or the Fund, as the case may be, since the years shown below. Their recent professional experience is also shown.

--------------------------- ------------------------ ------------------- -------------------------------------------- ----------

Fund/Portfolio              Portfolio Manager        Since               Recent Professional Experience
--------------------------- ------------------------ ------------------- -------------------------------------------- ----------
--------------------------- ------------------------ ------------------- -------------------------------------------- ----------

Schroder All-Asia           Louise Croset            1997                Employed as an investment professional at
Fund/Schroder Asian                                                      Schroder since 1993.  Ms. Croset is also a
Growth Fund                                                              Trustee and President of the Trust, and a
Portfolio/Schroder Japan                                                 Senior Vice President and a Director of
Portfolio                                                                Schroder.
--------------------------- ------------------------ ------------------- -------------------------------------------- ----------
--------------------------- ------------------------ ------------------- -------------------------------------------- ----------

                            Heather Crighton         Inception (1993)    Employed as an investment professional at
                                                                         Schroder since 1992.  Ms. Crighton is also
                                                                         a Vice President of the Trust, and a
                                                                         Director and a First Vice President of
                                                                         Schroder.
--------------------------- ------------------------ ------------------- -------------------------------------------- ----------
--------------------------- ------------------------ ------------------- -------------------------------------------- ----------

                            Donald M. Farquharson    1998                Employed as an investment professional at
                                                                         Schroder since 1988.  Mr. Farquharson is a
                                                                         First Vice President of Schroder.
--------------------------- ------------------------ ------------------- -------------------------------------------- ----------


                        HOW THE FUND'S SHARES ARE PRICED

         The Fund calculates the net asset value of its Class A Shares by dividing the total value of its assets attributable to its Class A Shares, less its liabilities attributable to those shares, by the number of Class A Shares outstanding. Shares are valued as of the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) each day the Exchange is open. Generally, securities that are listed on recognized stock exchanges are valued at the last reported sale price, on the day the securities are valued (the
"Valuation Day"), on the primary exchange on which the securities are principally traded. Listed securities traded on recognized stock exchanges for which there were no sales on the Valuation Day are valued at the last sale price on the preceding trading day or at closing mid-market prices. Securities traded in over-the-counter markets are valued at the most recent reported mid-market price. The Fund values all other securities and assets at their fair values as determined by Schroder. All assets and liabilities of the Fund denominated in foreign currencies are valued in U.S. dollars based on the exchange rate last quoted by a major bank prior to the time when the net asset value of the Fund's shares is calculated. Because certain of the securities in which the Fund may invest may trade on days when the Fund does not price its Class A Shares, the net asset value of the Fund's Class A Shares may change on days when shareholders will not be able to purchase or redeem their Class A Shares.


                                HOW TO BUY SHARES

         You may purchase Class A Shares of the Fund directly from the Trust by completing an Account Application and sending payment by check or wire as described below. You may obtain an Account Application from the Trust or from Boston Financial Data Services, Inc. (BFDS), the Trust's Transfer Agent, P.O. Box 8507, Boston, Massachusetts 02266-8507, or by calling (800) 464-3108.

         You also may purchase Class A Shares of the Fund through broker-dealers and other financial institutions (Service Organizations). Service Organizations may charge you a fee for processing orders to purchase or sell shares. If you would like to purchase Class A Shares of the Fund through your account at a Service Organization, you should contact that Service Organization directly for appropriate instructions.

         Class A Shares of the Fund are sold at their net asset value next determined after the Trust receives your order, plus an initial sales charge. No sales charge applies to the reinvestment of dividends or distributions. In order for you to receive the Fund's next determined net asset value, the Trust must receive your order before the close of trading on the New York Stock Exchange.

INVESTMENT MINIMUMS

         The minimum investment for initial and additional purchases of Class A Shares investment is set forth in the following table:

    -------------------------------------- ----------------- -------------------

                                               Initial           Additional
                                              Investment        Investments
    -------------------------------------- ----------------- -------------------
    -------------------------------------- ----------------- -------------------

              Regular Accounts                  $2,500              $250

    -------------------------------------- ----------------- -------------------
    -------------------------------------- ----------------- -------------------

              Traditional IRAs                  $2,000              $250

    -------------------------------------- ----------------- -------------------

The Trust is authorized to reject any purchase order.

PURCHASES BY CHECK

     You may purchase shares of the Fund by mailing a check (in U.S. dollars) payable to the Fund. Third-party checks will not be accepted.

         For initial purchases, your check must be accompanied by a completed Account Application in proper form. The Trust may request additional documentation to evidence the authority of the person or entity making the purchase request.

         You should mail your check and your completed Account Application to:

                  Schroder All-Asia Fund -- Class A Shares Schroder Series Trust II Boston Financial Data Services, Inc.
                  P.O. Box 8507
                  Boston, Massachusetts  02266-8507

Your payments should clearly indicate the shareholder's name and account number, if applicable.

PURCHASES BY BANK WIRE

         If you make your initial investment by wire, your order must be preceded by a completed Account Application. Upon receipt of the Application, the Trust will assign you an account number and your account will become active. Wire orders received prior to the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each day the Exchange is open for trading will be processed at the net asset value determined as of that day.
Wire orders received after that time will be processed at the net asset value determined thereafter.

         Investors and Service Organizations (on behalf of their customers) may transmit purchase payments by Federal Reserve Bank wire directly to the Fund as follows:

                   State Street Bank and Trust Company
                   225 Franklin Street
                   Boston, MA
                   ABA No.:  011000028
                   Ref.: Schroder All-Asia Fund -- Class A Shares DDA No.: 9904-650-0
                   Account of: (shareholder name)
                   Account No.: (shareholder account number)

The wire order must specify the name of the Fund, the shares' class (i.e., Class A Shares), the account name and number, address, confirmation number, amount to be wired, name of the wiring bank, and name and telephone number of the person to be contacted in connection with the order.

SALES CHARGES

         The offering price of the Fund's Class A Shares is the net asset value next determined after the Trust receives your order plus an initial sales charge assessed as follows:

---------------------------------------------------------------- ---------------------------- ----------------------

                                Sales Charge As a
                                  Percentage of
                                                                                                 Broker-Dealers'
                                                                                                Reallowance As a
                                                                                                  Percentage of
                                                                                                  Offering Price
---------------------------------------------------------------- ----------------------------
---------------------------------------------------------------- ------------- --------------

                                                                   Offering         Net
Amount of Purchase                                                   Price        Amount
                                                                                 Invested*
---------------------------------------------------------------- ------------- -------------- ----------------------
---------------------------------------------------------------- ------------- -------------- ----------------------

Less than $25,000                                                   5.25%          5.54%              5.00%
---------------------------------------------------------------- ------------- -------------- ----------------------
---------------------------------------------------------------- ------------- -------------- ----------------------

At least $25,000 but less than $50,000                              4.75%          4.99%              4.50%
---------------------------------------------------------------- ------------- -------------- ----------------------
---------------------------------------------------------------- ------------- -------------- ----------------------

At least $50,000 but less than $100,000                             4.00%          4.17%              3.75%
---------------------------------------------------------------- ------------- -------------- ----------------------
---------------------------------------------------------------- ------------- -------------- ----------------------

At least $100,000 but less than $250,000                            3.00%          3.09%              2.75%
---------------------------------------------------------------- ------------- -------------- ----------------------
---------------------------------------------------------------- ------------- -------------- ----------------------

At least $250,000 but less than $1,000,000                          2.00%          2.04%              1.80%
---------------------------------------------------------------- ------------- -------------- ----------------------
---------------------------------------------------------------- ------------- -------------- ----------------------

$1,000,000 and over                                                 1.00%          1.01%              1.00%
---------------------------------------------------------------- ------------- -------------- ----------------------

------------
*  Rounded to the nearest one-hundredth percent.

REDUCED INITIAL SALES CHARGES

         If you notify BFDS or your Service Organization, you may include the Class A Shares you already own (valued at the maximum offering price) in calculating the price applicable to your current purchase. Additionally, you may obtain reduced sales charges based on cumulative purchases by executing a Statement of Intention to invest $25,000 or more in the Fund's Class A Shares within a 13-month period. To do so, complete the Statement of Intention form that is part of the Account Application, or call BFDS at (800) 464-3108 to obtain a form.

         Certain classes of investors may purchase Class A Shares of the Fund at net asset value without any sales charge. Additionally, you may be eligible to purchase Class A Shares at net asset value without any sales charge if you are investing the proceeds from a redemption of the Fund's Class A Shares or shares of another open-end investment company on which you paid an initial sales charge, and you make your investment within 60 days of that redemption. Call the Trust at (800) 464-3108 to find out whether you are eligible to purchase Class Shares without any sales charge.

         To qualify for a reduced sales charge, you or your Service Organization must notify BFDS at the time of purchase of your intention to qualify and must provide BFDS with sufficient information to verify that your purchase qualifies for a reduced sales charge. Reduced sales charges may be modified or terminated at any time and are subject to confirmation of your holdings. For purposes of calculating your eligibility for sales charge break points, you will be credited with the number of Class A Shares you hold as a result of the conversion of Schroder Asian Growth Fund, Inc., the Fund's predecessor.

         BROKER-DEALERS' REALLOWANCE. Schroder Fund Advisors Inc. (Schroder Advisors), the Fund's distributor, may pay a broker-dealers' reallowance to selected broker-dealers purchasing Class A Shares as principal or agent, which may include Service Organizations. Normally, Schroder Advisors reallows discounts to selected broker-dealers in the amounts indicated in the table above. In addition, Schroder Advisors may elect to reallow the entire sales charge to selected broker-dealers for all sales for which orders are placed with BFDS. The broker-dealers' reallowance may be changed from time to time.

         In addition, from time to time and at its own expense, Schroder Advisors may provide compensation, including financial assistance, to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns or other dealer-sponsored special events. Schroder and/or Schroder Advisors may make additional payments (out of their respective resources) to selected broker-dealers or other Service Organizations. This compensation may be made available only to certain dealers or other financial intermediaries who have sold or are expected to sell significant amounts of Class A Shares or who charge an asset based fee to their clients (whether or not they have a fiduciary relationship with their clients).

OTHER PURCHASE INFORMATION

         Class A Shares of the Fund may be purchased for cash or in exchange for securities held by the investor, subject to the determination by Schroder that the securities are acceptable. (For purposes of determining whether securities will be acceptable, Schroder will consider, among other things, whether they are liquid securities of a type consistent with the investment objectives and policies of the Fund and have a readily ascertainable value.) If the Fund receives securities from an investor in exchange for shares of the Fund, the Fund will under some circumstances have the same tax basis in the securities as the investor had prior to the exchange (and the Fund's gain for tax purposes would be calculated with regard to the investor's tax basis). Any gain on the sale of those securities would be subject to distribution as capital gain to all of the Fund's shareholders. Schroder reserves the right to reject any particular investment. Securities accepted by Schroder will be valued in the same manner as are the Trust's portfolio securities as of the time of the next determination of the Fund's net asset value. All dividend, subscription, or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund upon receipt by the investor. A gain or loss for federal income tax purposes may be realized by investors upon the exchange. Investors interested in purchases through exchange should call the Trust at (800) 464-3108.


                               HOW TO SELL SHARES

         You may sell your Class A Shares back to the Fund on any business day by sending a letter of instruction or stock power form to the Trust, or by calling BFDS at (800) 464-3108. The price you will receive is the net asset value next determined after receipt of your redemption request in good order. A redemption request is in good order if it includes the exact name in which the shares are registered, the investor's account number, and the number of shares or the dollar amount of shares to be redeemed, and, for written requests, if it is signed exactly in accordance with the registration form. If you hold your Class A Shares in certificate form, you must submit the certificates and sign the assignment form on the back of the certificates. Signatures must be guaranteed by a bank, broker/dealer, or certain other financial institutions. You may redeem your Class A Shares by telephone only if you elected the telephone redemption privilege option on your Account Application or otherwise in writing. Shares for which certificates have been issued may not be redeemed by telephone. The Trust may require additional documentation from shareholders that are corporations, partnerships, agents, fiduciaries, or surviving joint owners.

         In an effort to prevent unauthorized or fraudulent redemption requests by telephone, BFDS will follow reasonable procedures to confirm that telephone instructions are genuine. BFDS and the Trust generally will not be liable for any losses due to unauthorized or fraudulent redemption requests, but either or both may be liable if they do not follow these procedures.

         The Trust will pay you for your redemptions as promptly as possible and in any event within seven days after the request for redemption is received in writing in good order. (The Trust generally sends payment for shares the business day after a request is received.) Under unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law. The Trust will only redeem shares for which it has received payment.

         If your account balance falls below a minimum amount set by the Trustees (presently $2,000) of the Fund, the Trust may choose to redeem your shares in the Fund and pay you for them. You will receive at least 30 days written notice before the Trust redeems your shares, and you may purchase additional shares at any time to avoid a redemption. The Trust may also redeem shares if you own shares of the Fund above a maximum amount set by the Trustees. There is currently no maximum, but the Trustees may establish one at any time, which could apply to both present and future shareholders.

         The Fund may suspend the right of  redemption  during any period  when:
(1) trading on the New York Stock Exchange is restricted or the New York Stock Exchange is closed; (2) the SEC has by order permitted such suspension; or (3) an emergency (as defined by the SEC rules) exists making disposal of portfolio investments or determination of the Fund's net asset value not reasonably practicable.

                                    EXCHANGES

         You can exchange your Class A Shares of the Fund for Advisor Shares of any other fund in the Schroder family at any time at their respective net asset values, as long as your investment meets the investment minimum and account balance minimum of the Fund whose Advisor Shares you are purchasing. To exchange shares, please call (800) 464-3108.


                           DIVIDENDS AND DISTRIBUTIONS

         The Fund distributes any net investment income and any net realized capital gain at least annually. Distributions from net capital gain are made after applying any available capital loss carryovers.

         YOU CAN CHOOSE FROM FOUR DISTRIBUTION OPTIONS:

         -- Reinvest all distributions in additional Class A Shares of the Fund;

         -- Receive distributions from net investment income in cash while reinvesting capital gains distributions in additional Class A Shares of the Fund;

         --    Receive  distributions  from net investment  income in additional
               Class  A  Shares  of  the  Fund  while  receiving   capital  gain
               distributions in cash; or

         --    Receive all distributions in cash.


         You can change your distribution option by notifying BFDS in writing. If you do not select an option when you open your account, all distributions by the Fund will be reinvested in Class A Shares of the Fund. You will receive a statement confirming reinvestment of distributions in additional Fund shares promptly following the period in which the reinvestment occurs.


                                      TAXES

         o TAXES ON DIVIDENDS AND DISTRIBUTIONs. For federal income tax purposes, distributions of investment income are taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before you invested (and thus were included in the price you paid for your shares). Distributions of gains from investments that the Fund owned for more than 12 months will be taxable as capital gains. Distributions of gains from investments that the Fund owned for 12 months or less will be taxable as ordinary income. Distributions are taxable whether you received them in cash or reinvested them in additional shares of the Fund.

         o TAXES WHEN YOU SELL OR EXCHANGE YOUR SHAREs. Any gain resulting from the sale or exchange of your shares in the Fund will also generally be subject to federal income or capital gains tax, depending on your holding period.

     o THE PORTFOLIOs. Neither Portfolio is required to pay federal income tax because each is classified as a partnership for federal income tax purposes. All interest, dividends, gains and losses of a Portfolio will be deemed to have been "passed through" to the Fund in proportion to the Fund's holdings in the Portfolio, regardless of whether such interest, dividends, gains or losses have been distributed by the Portfolio. Each Portfolio intends to conduct its operations so that the Fund, if it invests all of its assets in the Portfolios, may qualify as a regulated investment company.

         o CONSULT YOUR TAX ADVISOR ABOUT OTHER POSSIBLE TAX CONSEQUENCES. This is a summary of certain federal tax consequences of investing in the Fund. You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes.


                              YEAR 2000 DISCLOSURE

         The Fund receives services from its investment adviser, administrator, subadministrator, distributor, transfer agent, custodian and other providers which rely on the smooth functioning of their respective systems and the systems of others to perform those services. It is generally recognized that certain systems in use today may not perform their intended functions adequately after the Year 1999 because of the inability of the software to distinguish the Year 2000 from the Year 1900. Schroder is taking steps that it believes are reasonably designed to address this potential "Year 2000" problem and to obtain satisfactory assurances that comparable steps are being taken by the Fund's other major service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Fund from this problem.


                              FINANCIAL HIGHLIGHTS


         The financial highlights table is intended to help you understand the financial performance of the Fund for the past 5 years or since the Fund commenced operations. Certain information reflects financial results for a single Fund share. The total returns represent the rate that an investor would have earned or lost on an investment in Class A Shares of the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report to shareholders. The annual report is available upon request.

Schroder All-Asia Fund - Class A Shares

                                                                                             For the Period
                                                                                          December 30, 1993
                                                   For the Year Ended October 31          to October  31, 1994
                                                   -----------------------------          --------------------
                                               1998        1997        1996       1995
Net Asset Value, Beginning of Period
Income From Investment Operations
Net Investment Income
Net Gains or Losses on Securities
   (both realized and unrealized) Total
    From Investment Operations Less
Distributions Dividends (from net
   investment income) Distributions
   (from capital gains) Returns of Capital
    Total Distributions

Net Asset Value, End of Period
Total Return
 ......................................................................................
Ratios/Supplemental Data
Net Assets, End of Period
Ratio of Expenses to Average Net Assets
Ratio of Net Income to Average Net Assets
Portfolio Turnover Rate

================================================================================

               FUNDS AVAILABLE THROUGH SCHRODER FUND ADVISORS INC.
   PLEASE CALL FOR COMPLETE INFORMATION AND TO OBTAIN THE RELEVANT PROSPECTUS.
             PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

         SCHRODER CAPITAL FUNDS (DELAWARE) (800) 290-9826   SCHRODER SERIES TRUST (800) 464-3108
         SCHRODER INTERNATIONAL FUND                        SCHRODER LARGE CAPITALIZATION EQUITY FUND
         SCHRODER EMERGING MARKETS FUND                     SCHRODER SMALL CAPITALIZATION VALUE FUND
         SCHRODER INTERNATIONAL SMALLER COMPANIES FUND      SCHRODER MIDCAP VALUE FUND
         SCHRODER INTERNATIONAL BOND FUND                   SCHRODER SHORT-TERM INVESTMENT FUND
         SCHRODER U.S. DIVERSIFIED GROWTH FUND              SCHRODER INVESTMENT GRADE INCOME FUND
         SCHRODER U.S. SMALLER COMPANIES FUND
         SCHRODER MICRO CAP FUND

                     SCHRODER SERIES TRUST II (800) 464-3108
                             SCHRODER ALL-ASIA FUND
================================================================================

[Back Cover]                                                             [Logo]

                                              SCHRODER SERIES TRUST II

                                               SCHRODER ALL-ASIA FUND

Schroder All-Asia Fund's statement of additional information (SAI) and annual and semi-annual reports to shareholders include additional information about the Fund. The SAI and the financial statements included in the Fund's most recent annual report to shareholders are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Fund's annual report discusses the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. You may get free copies of these materials, request other information about the Fund, or make shareholder inquiries by calling (800) 464-3108.

You may review and copy information about the Trust and the Fund, including the SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at (800) SEC-0330 for information about the operation of the public reference room. You may also access reports and other information about the Trust and the Fund on the Commission's Internet site at WWW.SEC.GOV. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-08567.

         Schroder Series Trust II                           CLASS A SHARES
         P.O. Box 8507
         Boston, MA  02266-8507                             PROSPECTUS
         (800) 464-3108
                                                            March 1,  1999

         File No. 811-08567

                            SCHRODER SERIES TRUST II

                             SCHRODER ALL-ASIA FUND


                                    FORM N-1A
                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                                  MARCH 1, 1999


This Statement of Additional Information (SAI) is not a prospectus and is only authorized for distribution when accompanied or preceded by a Prospectus for Schroder All-Asia Fund, as amended or supplemented from time to time. This SAI relates to the Fund's Class A Shares, which are offered through a Prospectus dated March 1, 1999. This SAI contains information which may be useful to investors but which is not included in the Prospectus. Investors may obtain free copies of the Prospectus by calling the Trust at 1-800-464-3108.

Certain disclosure has been incorporated by reference into this SAI from the Fund's annual report. For a free copy of the annual report, please call 1-800-464-3108.

                                TABLE OF CONTENTS


TRUST HISTORY..............................................................1

CAPITALIZATION AND SHARE CLASSES...........................................1

MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS..................1

INVESTMENT RESTRICTIONS...................................................16

TRUSTEES AND OFFICERS.....................................................19

SCHRODER AND ITS AFFILIATES...............................................22

INVESTMENT ADVISORY AGREEMENT.............................................22

DISTRIBUTOR...............................................................25

EXPENSES..................................................................28

DETERMINATION OF NET ASSET VALUE..........................................30

SALES AT NET ASSET VALUE..................................................31

REDEMPTIONS IN KIND.......................................................32

TAXES.....................................................................32

PRINCIPAL HOLDERS OF SECURITIES...........................................34

PERFORMANCE INFORMATION...................................................34

CUSTODIAN.................................................................37

INDEPENDENT AUDITORS......................................................37

SHAREHOLDER LIABILITY.....................................................37

FINANCIAL STATEMENTS......................................................37

                            SCHRODER SERIES TRUST II

                       STATEMENT OF ADDITIONAL INFORMATION

TRUST HISTORY

         Schroder Series Trust II was organized as a Delaware business trust on December 5, 1997. The Trust's Trust Instrument, which is governed by Delaware law, is on file with the Secretary of State of the State of Delaware.

FUND CLASSIFICATION

         The Trust currently offers shares of beneficial interest of Schroder All-Asia Fund, which are offered pursuant to the Prospectus and this SAI. The Fund is a "non-diversified" investment company under the 1940 Act, and therefore may invest its assets in a more limited number of issuers than may diversified investment companies. To the extent the Fund invests a significant portion of its assets in the securities of a particular issuer, it will be subject to an increased risk of loss if the market value of the issuer's securities declines.

CAPITALIZATION AND SHARE CLASSES

         The Trust has an unlimited number of shares of beneficial interest that may, without shareholder approval, be divided into an unlimited number of series of such shares, which, in turn, may be divided into an unlimited number of classes of such shares. The Trust currently consists of one series, the Fund. The Fund has one class of shares, Class A Shares.

         The Fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Under unusual circumstances, the Trust may suspend redemption of Fund shares, or postpone redemption payments for more than seven days, as permitted by law. If your account balance falls below a minimum amount set by the Trustees (presently $2,000), the Trust may choose to redeem your shares in the Fund and pay you for them. You will receive at least 30 days' written notice before the Trust redeems your shares, and you may purchase additional shares at any time to avoid a redemption. The Trust may also redeem shares if you own Fund shares above a maximum amount set by the Trustees. There is currently no maximum, but the Trustees may establish one at any time, which could apply to both present and future shareholders.

         Shares entitle their holders to one vote per share, with fractional shares voting proportionally. Shares have noncumulative voting rights. Although the Trust is not required to hold annual meetings of its shareholders, shareholders have the right to call a meeting to elect or remove Trustees or to take other actions as provided in the Trust Instrument. Shares have no preemptive or subscription rights, and are transferable. Shares are entitled to dividends as declared by the Trustees, and if the Fund were liquidated, each class of shares of the Fund (if there were more than one class) would receive the net assets of the Fund attributable to the class. The Trust may suspend the sale of shares at any time and may refuse any order to purchase shares.

MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS

         In addition to the principal investment strategies and the principal risks of the Fund described in the Prospectus, the Fund may employ other investment practices and may be subject to additional risks, which are described below.

CERTAIN DERIVATIVE INSTRUMENTS

         Derivative instruments are financial instruments whose value depends upon, or is derived from, the value of an underlying asset, such as a security, index or currency. As described below, the Fund may engage in a variety of transactions involving the use of derivative instruments, including options and futures contracts on securities and securities indices and options on futures contracts. These transactions may be used by the Fund for hedging purposes or, to the extent permitted by applicable law, to increase its current return. The Fund may also engage in derivative transactions involving foreign currencies. See "Foreign Currency Transactions."

OPTIONS

         The Fund may purchase and sell covered put and call options on its portfolio securities to enhance investment performance and to protect against changes in market prices.

         COVERED CALL OPTIONS. The Fund may write covered call options on its securities to realize a greater current return through the receipt of premiums than it would realize on its securities alone. Such option transactions may also be used as a limited form of hedging against a decline in the price of securities owned by the Fund.

         A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the exercise price at any time before the expiration date. A call option is "covered" if the writer, at all times while obligated as a writer, either owns the underlying securities (or comparable securities satisfying the cover requirements of the securities exchanges), or has the right to acquire such securities through immediate conversion of securities.

         In return for the premium received when it writes a covered call option, the Fund gives up some or all of the opportunity to profit from an increase in the market price of the securities covering the call option during the life of the option. The Fund retains the risk of loss should the price of such securities decline. If the option expires unexercised, the Fund realizes a gain equal to the premium, which may be offset by a decline in price of the underlying security. If the option is exercised, the Fund realizes a gain or loss equal to the difference between the Fund's cost for the underlying security and the proceeds of the sale (exercise price minus commissions) plus the amount of the premium.

         The Fund may terminate a call option that it has written before it expires by entering into a closing purchase transaction. The Fund may enter into closing purchase transactions in order to free itself to sell the underlying security or to write another call on the security, realize a profit on a previously written call option, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

         COVERED PUT OPTIONS. The Fund may write covered put options in order to enhance its current return. Such options transactions may also be used as a limited form of hedging against an increase in the price of securities that the Fund plans to purchase. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A put option is "covered" if the writer segregates cash and high-grade short-term debt obligations or other permissible collateral equal to the price to be paid if the option is exercised.

         In addition to the receipt of premiums and the potential gains from terminating such options in closing purchase transactions, the Fund also receives interest on the cash and debt securities maintained to cover the exercise price of the option. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value.

         The Fund may terminate a put option that it has written before it expires by a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option.

         PURCHASING PUT AND CALL OPTIONS. The Fund may also purchase put options to protect portfolio holdings against a decline in market value. This protection lasts for the life of the put option because the Fund, as a holder of the option, may sell the underlying security at the exercise price regardless of any decline in its market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the Fund must pay. These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option.

         The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

         The Fund may also purchase put and call options to enhance its current return. The Fund may also buy and sell combinations of put and call options on the same underlying security to earn additional income.

         OPTIONS ON FOREIGN SECURITIES. The Fund may purchase and sell options on foreign securities if in Schroder's opinion the investment characteristics of such options, including the risks of investing in such options, are consistent with the Fund's investment objectives. It is expected that risks related to such options will not differ materially from risks related to options on U.S. securities. However, position limits and other rules of foreign exchanges may differ from those in the U.S. In addition, options markets in some countries, many of which are relatively new, may be less liquid than comparable markets in the U.S.

         RISKS INVOLVED IN THE SALE OF OPTIONS. Options transactions involve certain risks, including the risks that Schroder will not forecast interest rate or market movements correctly, that the Fund may be unable at times to close out such positions, or that hedging transactions may not accomplish their purpose because of imperfect market correlations. The successful use of these strategies depends on the ability of Schroder to forecast market and interest rate movements correctly.

         An exchange-listed option may be closed out only on an exchange that provides a secondary market for an option of the same series. Although the Fund will enter into an option position only if Schroder believes that a liquid secondary market exists, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position. As a result, the Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when Schroder believes it is inadvisable to do so.

         Higher than anticipated trading activity or order flow or other unforeseen events might cause The Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict the Fund's use of options. The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that the Fund and other clients of Schroder may be considered such a group. These position limits may restrict the Fund's ability to purchase or sell options on particular securities.

         As described below, the Fund generally expects that its options transactions will be conducted on recognized exchanges. In certain instances, however, the Fund may purchase and sell options in the over-the-counter markets. Options that are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it may be more difficult to close out over-the-counter options than exchange-traded options. Options in the over-the-counter market may also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to the Fund. Furthermore, over-the-counter options are not subject to the protection afforded purchasers of exchange-traded options by The Options Clearing Corporation. The Fund will, however, engage in over-the-counter options transactions only when appropriate exchange-traded options transactions are unavailable and when, in the opinion of Schroder, the pricing mechanism and liquidity of the over-the-counter markets are satisfactory and the participants are responsible parties likely to meet their contractual obligations. The Fund will treat over-the-counter options (and, in the case of options sold by the Fund, the underlying securities held by the Fund) as illiquid investments as required by applicable law.

         Government regulations, particularly the requirements for qualification as a "regulated investment company" under the Internal Revenue Code, may also restrict the Trust's use of options.

FUTURES CONTRACTS


         In order to hedge against the effects of adverse market changes, the Fund may buy and sell futures contracts on U.S. Government securities and other debt securities in which the Fund may invest, and on indices of debt securities. In addition, the Fund may purchase and sell stock index futures to hedge against changes in stock market prices. The Fund may also, to the extent permitted by applicable law, buy and sell futures contracts and options on futures contracts to increase the Fund's current return. All such futures and related options will, as may be required by applicable law, be traded on exchanges that are licensed and regulated by the Commodity Futures Trading Commission (the "CFTC"). Depending upon the change in the value of the underlying security or index when the Fund enters into or terminates a futures contract, the Fund may realize a gain or loss.

         FUTURES ON DEBT SECURITIES AND RELATED OPTIONS. A futures contract on a debt security is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery, during a particular month, of securities having a standardized face value and rate of return. By purchasing futures on debt securities -- assuming a "long" position -- the Fund will legally obligate itself to accept the future delivery of the underlying security and pay the agreed price. By selling futures on debt securities -- assuming a "short" position -- it will legally obligate itself to make the future delivery of the security against payment of the agreed price. Open futures positions on debt securities will be valued at the most recent settlement price, unless that price does not, in the judgment of persons acting at the direction of the Trustees as to the valuation of the Fund's assets, reflect the fair value of the contract, in which case the positions will be valued by the Trustees or such persons.

         Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions that may result in a profit or a loss. While futures positions taken by the Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of the underlying securities whenever it appears economically advantageous to the Fund to do so. A clearing corporation associated with the exchange on which futures are traded assumes responsibility for such closing transactions and guarantees that the Fund's sale and purchase obligations under closed-out positions will be performed at the termination of the contract.

         Hedging by use of futures on debt securities seeks to establish more certainly than would otherwise be possible the effective rate of return on portfolio securities. The Fund may, for example, take a "short" position in the futures market by selling contracts for the future delivery of debt securities held by the Fund (or securities having characteristics similar to those held by the Fund) in order to hedge against an anticipated rise in interest rates that would adversely affect the value of the Fund's portfolio securities. When hedging of this character is successful, any depreciation in the value of portfolio securities may substantially be offset by appreciation in the value of the futures position.

         On other occasions, the Fund may take a "long" position by purchasing futures on debt securities. This would be done, for example, when the Fund expects to purchase particular securities when it has the necessary cash, but expects the rate of return available in the securities markets at that time to be less favorable than rates currently available in the futures markets. If the anticipated rise in the price of the securities should occur (with its concomitant reduction in yield), the increased cost to the Fund of purchasing the securities may be offset, at least to some extent, by the rise in the value of the futures position taken in anticipation of the subsequent securities purchase.

         Successful use by the Fund of futures contracts on debt securities is subject to Schroder's ability to predict correctly movements in the direction of interest rates and other factors affecting markets for debt securities. For example, if the Fund has hedged against the possibility of an increase in interest rates which would adversely affect the market prices of debt securities held by it and the prices of such securities increase instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

         The Fund may purchase and write put and call options on certain debt futures contracts, as they become available. Such options are similar to options on securities except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected. The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements, and, in addition, net option premiums received will be included as initial margin deposits. See "Margin Payments" below. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. However, there may be circumstances when the purchase of call or put options on a futures contract would result in a loss to the Fund when the purchase or sale of the futures contracts would not, such as when there is no movement in the prices of debt securities. The writing of a put or call option on a futures contract involves risks similar to those risks relating to the purchase or sale of futures contracts.

         INDEX FUTURES CONTRACTS AND OPTIONS. The Fund may invest in debt index futures contracts and stock index futures contracts, and in related options. A debt index futures contract is a contract to buy or sell units of a specified debt index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the index. A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the stock index.

         Depending on the change in the value of the index between the time when the Fund enters into and terminates an index futures transaction, the Fund may realize a gain or loss. The following example illustrates generally the manner in which index futures contracts operate. The Standard & Poor's 100 Stock Index is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the Fund enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Fund will gain $400 (100 units x gain of $4). If the Fund enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Fund will lose $200 (100 units x loss of $2).

         The Fund may purchase or sell futures contracts with respect to any securities indices. Positions in index futures may be closed out only on an exchange or board of trade that provides a secondary market for such futures.

         In order to hedge the Fund's investments successfully using futures contracts and related options, the Fund must invest in futures contracts with respect to indices or sub-indices the movements of which will, in Schroder's judgment, have a significant correlation with movements in the prices of the Fund's securities.

         Options on index futures contracts are similar to options on securities except that options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder would assume the underlying futures position and would receive a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

         As an alternative to purchasing and selling call and put options on index futures contracts, the Fund that may purchase and sell index futures contracts may purchase and sell call and put options on the underlying indices themselves to the extent that such options are traded on national securities exchanges. Index options are similar to options on individual securities in that the purchaser of an index option acquires the right to buy (in the case of a call) or sell (in the case of a put), and the writer undertakes the obligation to sell or buy (as the case may be), units of an index at a stated exercise price during the term of the option. Instead of giving the right to take or make actual delivery of securities, the holder of an index option has the right to receive a cash "exercise settlement amount". This amount is equal to the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by a fixed "index multiplier".

         The Fund may purchase or sell options on stock indices in order to close out its outstanding positions in options on stock indices that it has purchased. The Fund may also allow such options to expire unexercised.

         Compared to the purchase or sale of futures contracts, the purchase of call or put options on an index involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. The writing of a put or call option on an index involves risks similar to those risks relating to the purchase or sale of index futures contracts.

         The Fund may also purchase warrants, issued by banks and other financial institutions, whose values are based on the values from time to time of one or more securities indices.

         MARGIN PAYMENTS. When the Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures contract. This amount is known as "initial margin". The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to the Fund upon termination of the contract, assuming the Fund satisfies its contractual obligations.

         Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market". These payments are called "variation margin" and are made as the value of the underlying futures contract fluctuates. For example, when the Fund sells a futures contract and the price of the underlying debt security rises above the delivery price, the Fund's position declines in value. The Fund then pays the broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract. Conversely, if the price of the underlying security falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract.

         When the Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

SPECIAL RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS

         LIQUIDITY RISKS. Positions in futures contracts may be closed out only on an exchange or board of trade that provides a secondary market for such futures. Although the Fund intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures position at such time and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event financial futures are used to hedge portfolio securities, such securities will not generally be sold until the financial futures can be terminated. In such circumstances, an increase in the price of the portfolio securities, if any, may partially or completely offset losses on the financial futures.

         In addition to the risks that apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions in such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although the Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options with the result that the Fund would have to exercise the options in order to realize any profit.

         HEDGING RISKS. There are several risks in connection with the use by the Fund of futures contracts and related options as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and options and movements in the underlying securities or index or in the prices of the Fund's securities that are the subject of a hedge. Schroder will, however, attempt to reduce this risk by purchasing and selling, to the extent possible, futures contracts and related options on securities and indices the movements of which will, in its judgment, correlate closely with movements in the prices of the underlying securities or index and the Fund's portfolio securities sought to be hedged.

         Successful use of futures contracts and options by the Fund for hedging purposes is also subject to Schroder's ability to predict correctly movements in the direction of the market. It is possible that, where the Fund has purchased puts on futures contracts to hedge its portfolio against a decline in the market, the securities or index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, the Fund would lose money on the puts and also experience a decline in value in its portfolio securities. In addition, the prices of futures, for a number of reasons, may not correlate perfectly with movements in the underlying securities or index due to certain market distortions. First, all participants in the futures market are subject to margin deposit requirements. Such requirements may cause investors to close futures contracts through offsetting transactions that could distort the normal relationship between the underlying security or index and futures markets. Second, the margin requirements in the futures markets are less onerous than margin requirements in the securities markets in general, and as a result the futures markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by Schroder may still not result in a successful hedging transaction over a very short time period.

         LACK OF AVAILABILITY. Because the markets for certain options and futures contracts and other derivative instruments in which the Fund may invest (including markets located in foreign countries) are relatively new and still developing and may be subject to regulatory restraints, the Fund's ability to engage in transactions using such instruments may be limited. Suitable derivative transactions may not be available in all circumstances and there is no assurance that the Fund will engage in such transactions at any time or from time to time. The Fund's ability to engage in hedging transactions may also be limited by certain regulatory and tax considerations.

         OTHER RISKS. The Fund will incur brokerage fees in connection with its futures and options transactions. In addition, while futures contracts and options on futures will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while the Fund may benefit from the use of futures and related options, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

FORWARD COMMITMENTS

         The Fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the Fund holds, and maintains until the settlement date in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund's other assets. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Fund of an advantageous yield or price.

         Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a commitment prior to settlement if Schroder deems it appropriate to do so. The Fund may realize short-term profits or losses upon the sale of forward commitments.

REPURCHASE AGREEMENTS

         The Fund may enter into repurchase agreements. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Trust's present intention to enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers meeting certain criteria as to creditworthiness and financial condition established by the Trustees of the Trust, and only with respect to obligations of the U.S. government or its agencies or instrumentalities or other high quality short-term debt obligations. Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. Schroder will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

WHEN-ISSUED SECURITIES

         The Fund may from time to time purchase securities on a "when-issued" basis. Debt securities are often issued on this basis. The price of such securities, which may be expressed in yield terms, is fixed at the time a commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase. During the period between purchase and settlement, no payment is made by the Fund and no interest accrues to the Fund. To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income. While the Fund may sell its right to acquire when-issued securities prior to the settlement date, the Fund intends actually to acquire such securities unless a sale prior to settlement appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the amount due and the value of the security in determining the Fund's net asset value. The market value of the when-issued securities may be more or less than the purchase price payable at the settlement date. The Fund will establish a segregated account in which it will maintain cash and U.S. government securities or other liquid securities at least equal in value to commitments for when-issued securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.

LOANS OF FUND PORTFOLIO SECURITIES

         The Fund may lend its portfolio securities, provided: (1) the loan is secured continuously by collateral consisting of U.S. government securities, cash, or cash equivalents adjusted daily to have market value at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and regain the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of the Fund's portfolio securities loaned will not at any time exceed one-third of the total assets of the Fund. In addition, it is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan. Before the Fund enters into a loan, Schroder considers all relevant facts and circumstances, including the creditworthiness of the borrower. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund will not lend portfolio securities to borrowers affiliated with the Fund.

FOREIGN SECURITIES

         The Fund may invest without limit in securities principally traded in foreign markets. The Fund may also invest without limit in Eurodollar certificates of deposit and other certificates of deposit issued by United States branches of foreign banks and foreign branches of United States banks.

         Investments in foreign securities may involve risks and considerations different from or in addition to investments in domestic securities. There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United

States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the Fund's assets held abroad) and expenses not present in the settlement of domestic investments. Also, because foreign securities are normally denominated and traded in foreign currencies, the values of the Fund's assets may be affected favorably or unfavorably by currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversion between currencies.

         In addition, with respect to certain foreign countries, there is a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, adoption of foreign governmental restrictions affecting the payment of principal and interest, imposition of withholding or confiscatory taxes, political or financial instability, and adverse political, diplomatic or economic developments which could affect the values of investments in those countries. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States or other countries and it may be more difficult to obtain and enforce a judgment against a foreign issuer. Also, the laws of some foreign countries may limit the Fund's ability to invest in securities of certain issuers located in those countries.

         Special tax considerations apply to foreign securities. In determining whether to invest in securities of foreign issuers, Schroder will consider the likely impact of foreign taxes on the net yield available to the Fund and its shareholders. Income received by the Fund from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known, and tax laws and their interpretations may change from time to time and may change without advance notice. Any such taxes paid by the Fund will reduce its net income available for distribution to shareholders.

FOREIGN CURRENCY TRANSACTIONS

         The Fund may engage in currency exchange transactions to protect against uncertainty in the level of future foreign currency exchange rates and to increase current return. The Fund may engage in both "transaction hedging" and "position hedging".

         When it engages in transaction hedging, the Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging, the Fund will attempt to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

         The Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with transaction hedging. The Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

         For transaction hedging purposes, the Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option. The Fund will engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in Schroder's opinion, the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations.

         When it engages in position hedging, the Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which securities held by the Fund are denominated or are quoted in their principal trading markets or an increase in the value of currency for securities which the Fund expects to purchase. In connection with position hedging, the Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The Fund may also purchase or sell foreign currency on a spot basis.

         The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the values of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

         It is impossible to forecast with precision the market value of the Fund's portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities of the Fund if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

         To offset some of the costs to the Fund of hedging against fluctuations in currency exchange rates, the Fund may write covered call options on those currencies.

         Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency. Also, suitable foreign currency hedging transactions may not be available in all circumstances and there can be no assurance that the Fund will utilize hedging transactions at any time or from time to time.

         The Fund may also seek to increase its current return by purchasing and selling foreign currency on a spot basis, and by purchasing and selling options on foreign currencies and on foreign currency futures contracts, and by purchasing and selling foreign currency forward contracts.

         CURRENCY FORWARD AND FUTURES CONTRACTS. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

         Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

         At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

         Positions in foreign currency futures contracts and related options may be closed out only on an exchange or board of trade which provides a secondary market in such contracts or options. Although the Fund will normally purchase or sell foreign currency futures contracts and related options only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or option or at any particular time. In such event, it may not be possible to close a futures or related option position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin on its futures positions.

         FOREIGN  CURRENCY  OPTIONS.   Options  on  foreign  currencies  operate
similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies have recently been listed on several exchanges. Such options will be purchased or written only when Schroder believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence exchange rates and investments generally.

         The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

         There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the U.S.
options markets.

         FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

ZERO-COUPON SECURITIES

         Zero-coupon securities in which the Fund may invest are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity. Zero-coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. As a result, the net asset value of shares of the Fund investing in zero-coupon securities may fluctuate over a greater range than shares of other mutual funds investing in securities making current distributions of interest and having similar maturities.

         Zero-coupon securities may include U.S. Treasury bills issued directly by the U.S. Treasury or other short-term debt obligations, and longer-term bonds or notes and their unmatured interest coupons which have been separated by their holder, typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the interest coupons from the underlying principal (the "corpus") of U.S. Treasury securities and resold them in custodial receipt programs with a number of different names, including Treasury Income Growth Receipts ("TIGRS") and Certificates of Accrual on
Treasuries ("CATS"). CATS and TIGRS are not considered U.S. government securities. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof.

         In addition, the Treasury has facilitated transfers of ownership of zero-coupon securities by accounting separately for the beneficial ownership of particular interest coupons and corpus payments on

Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, the Fund will be able to have its beneficial ownership of U.S. Treasury zero-coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

         When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.

TEMPORARY DEFENSIVE STRATEGIES

         As described in the Prospectus, Schroder may at times judge that conditions in the securities markets make pursuing the Fund's basic investment strategies inconsistent with the best interests of its shareholders and may temporarily use alternate investment strategies primarily designed to reduce fluctuations in the value of the Fund's assets. In implementing these "defensive" strategies, the Fund would invest in high-quality debt securities, cash, or money market instruments to any extent Schroder considers consistent with such defensive strategies. It is impossible to predict when, or for how long, the Fund will use these alternate strategies.

INVESTMENT RESTRICTIONS

         The Trust has adopted the following fundamental and non-fundamental investment restrictions for the Fund. The Fund's fundamental investment restrictions may not be changed without the affirmative vote of a "majority of the outstanding voting securities" of the Fund, which is defined in the 1940 Act to mean the affirmative vote of the lesser of (1) more than 50% of the outstanding shares and (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The non-fundamental investment policies described in the Prospectus and this SAI are not fundamental and may be changed by the Trustees, without shareholder approval. As a matter of policy, the Trustees would not materially change the Fund's investment objective without shareholder approval.

         THE   PORTFOLIOS   IN  WHICH   SCHRODER   ALL-ASIA  FUND  INVESTS  HAVE
SUBSTANTIALLY THE SAME INVESTMENT RESTRICTIONS AS THE FUND. IN REVIEWING THE DESCRIPTION OF THE FUND'S INVESTMENT RESTRICTIONS BELOW, YOU SHOULD ASSUME THAT THE INVESTMENT RESTRICTIONS OF THE PORTFOLIOS ARE THE SAME IN ALL MATERIAL RESPECTS AS THOSE OF THE FUND.

FUNDAMENTAL RESTRICTIONS

The Fund will not:

1.        INDUSTRY CONCENTRATION

                  purchase any securities which would cause 25% or more of the value of its total assets, taken at market value at the time of such purchase, to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to investment in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. For purposes of this restriction, a foreign government is deemed to be an "industry."

2.       BORROWING AND SENIOR SECURITIES

                  borrow money except that the Fund may borrow from banks up to 33 1/3% of its total assets (including the amount borrowed) for temporary or emergency purposes or to meet redemption requests. The Fund may not issue any class of securities which is senior to the Fund's shares of beneficial interest; provided, however, that none of the following shall be deemed to create senior securities: (1) any borrowing permitted by this restriction or any pledge or encumbrance to secure such borrowing; (2) any collateral arrangements with respect to options, futures contracts, options on futures contracts or other financial instruments; or (3) any purchase, sale or other permitted transaction in options, forward contracts, futures contracts, options on futures contracts or other financial instruments. (The following are not treated as borrowings to the extent they are fully collateralized: (1) the delayed delivery of purchased securities (such as the purchase of when-issued securities); (2) reverse repurchase agreements; (3) dollar-roll transactions; and (4) the lending of securities.)

3.       REAL ESTATE

                  purchase or sell real estate, real estate mortgage loans or real estate limited partnership interests (other than securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein)

4.       LENDING

                  make loans to other parties, except that the Fund may: (a) purchase and hold debt instruments (including bonds, debentures or other obligations and certificates of deposit, bankers' acceptances and fixed time deposits) in accordance with its investment objective and policies, (b) enter into repurchase agreements with respect to portfolio securities, and (c) make loans of portfolio securities.

5.       COMMODITIES

                  purchase or sell commodities or commodity contracts, including futures contracts and options thereon, except that the Fund may purchase or sell financial futures contracts and related options, and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swaps or other financial transactions.

6.       UNDERWRITING

                  underwrite (as that term is defined in the Securities Act of 1933, as amended) securities issued by other persons except to the extent that, in connection with the disposition of its portfolio securities, it may be deemed to be an underwriter.

7.       EXERCISING CONTROL OF ISSUERS

                  invest for the purpose of exercising control over the management of any company.

8.       SHORT SALES AND PURCHASING ON MARGIN

                  make short sales of securities or maintain a short position;
                  or

                  purchase securities on margin (except for delayed delivery or when-issued transactions or such short-term credits as are necessary for the clearance of transactions and for hedging purposes and margin deposits in connection with transactions in futures contracts, options on futures contracts, options on securities and securities indices, and currency transactions) and other financial transactions.

Notwithstanding any other investment policy or restriction to the contrary, the Fund may seek to achieve its investment objective by investing some or all of its assets in the securities of one or more investment companies to the extent permitted by the 1940 Act or an applicable exemptive order under such Act; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own. (The foregoing investment policy is fundamental.)

NONFUNDAMENTAL LIMITATIONS

The Fund will not:

1.       NON-DIVERSIFICATION
                           Under these additional restrictions, the Fund may not invest more than 25% of its total assets in obligations of any one issuer other than U.S. Government securities and, with respect to 50% of its total assets, the Fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. Government securities). Thus, the Fund may invest up to 25% of its total assets in the securities of each of any two issuers.

2.       LIQUIDITY

                  The Fund may not  invest  more than 15% of its net  assets in:
                  (1) securities that cannot be disposed of within seven days at their then-current value; (2) repurchase agreements not entitling the holder to payment of principal within seven days; and (3) securities subject to restrictions on the sale of the securities to the public without registration under the Securities Act of 1933, as amended ("restricted securities") that are not readily marketable. The Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board.

3.       LENDING

                  The Fund may not lend a security if, as a result, the amount of loaned securities would exceed an amount equal to one third of the Fund's total assets.


                               -------------------

         All percentage limitations on investments (other than limitations on borrowing and illiquid securities) will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

TRUSTEES AND OFFICERS

         The Trustees of the Trust are responsible for the general oversight of the Trust's business. Subject to such policies as the Trustees may determine, Schroder furnishes a continuing investment program for each Fund and makes investment decisions on its behalf. Subject to the control of the Trustees, Schroder also manages the Fund's other affairs and business.

         The Trustees and executive officers of the Trust and their principal occupations during the last five years are set forth below.

     (*) I. Peter Sedgwick, Chairman and Trustee. 62. 33 Gutter Lane, London, England. Group Managing Director, Schroders plc. Chairman and Director, Schroder Capital Management International Inc. and Schroder Capital Management International Ltd. Chief Executive and Director, Schroder Investment Management Ltd. Director, various offshore funds for which a member of the Schroder group of companies serves as manager.

     (*) David M. Salisbury, Vice Chairman and Trustee. 46. 33 Gutter Lane, London, England. Chairman, Schroder Capital Management International Inc. and Schroder Capital Management International Ltd. Director, Schroders plc.

     Peter E. Guernsey, Trustee, 77. c/o the Trust, Two Portland Square, Portland, Maine. Trustee, Schroder Capital Funds, Schroder Capital Funds II, Schroder Capital Funds (Delaware), and Schroder Series Trust. Formerly, Senior Vice President, Marsh & McLennan, Inc.

     John I. Howell, Trustee. 82. c/o the Trust, Two Portland Square, Portland, Maine. Trustee, Schroder Capital Funds, Schroder Capital Funds II, Schroder Capital Funds (Delaware), and Schroder Series Trust. Director, American International Life Assurance Company of New York. Private consultant since 1987.

     William L. Means, Trustee. 59. c/o the Trust, Two Portland Square, Portland, Maine. Trustee, Schroder Capital Funds (Delaware). Formerly, Chief Investment Officer, Alaska Permanent Fund Corporation.

     (*) Louise Croset,  Trustee and President of the Trust. 42. 33 Gutter Lane,
London,   England.  Senior Vice  President  and  Director  of  Schroder  Capital
Management International Inc.

     Mark J. Smith, Vice President of the Trust. 35. 33 Gutter Lane, London, England. Director and Senior Vice President, Schroder Capital Management
International Limited and Schroder Capital Management International Inc. Director, Schroder Investment Management Ltd., Schroder Fund Advisors Inc., and Schroder Japanese Warrant Fund Ltd. Trustee, Schroder Capital Funds, Schroder Capital Funds II, Schroder Capital Funds (Delaware), and Schroder Series Trust.

     Heather F. Crighton, Vice President of the Trust. 32. 33 Gutter Lane, London, England. Vice President of Schroder Capital Management International Inc. and Schroder Capital Management International Ltd.

     Donald H.M. Farquharson, Vice President of the Trust. 35. 33 Gutter Lane, London, England. First Vice President and Assistant Director of Schroder Capital Management International Inc.

     Fergal Cassidy, Treasurer and Chief Financial Officer of the Trust. 29. 787 Seventh Avenue, 34th Floor, New York, New York. Vice President and Treasurer, Schroder Capital Management Inc. Vice President and Comptroller, Schroder Capital Management International Inc. Treasurer and Chief Financial Officer, Schroder Fund Advisors Inc. Assistant Treasurer, Schroder Series Trust. Formerly, Senior Accountant, Concurrency Management Corp.

     Margaret H. Douglas-Hamilton, Secretary of the Trust. 57. 787 Seventh Avenue, 34th Floor, New York, New York. Vice President of Schroder Capital Funds (Delaware). Senior Vice President and General Counsel of Schroders U.S. Holdings Inc. Director and Secretary of Schroder Capital Management Inc.

     Alan Mandel, Assistant Treasurer of the Trust. 41. 787 Seventh Ave., New York, New York. First Vice President of Schroder Capital Management
International Inc. since September 1998. Formerly, Director of Mutual Fund Administration for Salomon Brothers Asset Management; Chief Financial Officer and Vice President of Mutual Capital Management.

     Catherine A. Mazza,  Vice  President and Assistant  Secretary of the Trust.
39. 787 Seventh Avenue, 34th Floor, New York, New York. First Vice President, Schroder Capital Management International Inc. and Schroder Capital Management Inc. President, Schroder Fund Advisors Inc. Vice President, Schroder Capital Funds, Schroder Capital Funds II, Schroder Capital Funds (Delaware), and Schroder Series Trust. Formerly, Vice President, Alliance Capital Management L.P.

     Carin Muhlbaum, Assistant Secretary of the Trust. 36. Vice President of Schroder Capital Management International Inc. since 1998. Formerly, an investment management attorney with Seward & Kissel and prior thereto, with Gordon Altman Butowsky Weitzen Shalov & Wein.

     Alexandra Poe, Assistant Secretary of the Trust. 38. 787 Seventh Avenue, 34th Floor, New York, New York. Vice President, Schroder Capital Management International Inc. Senior Vice President, Secretary, and General Counsel, Schroder Fund Advisors Inc. Vice President and Secretary,

     Nicholas Rossi, Assistant Secretary of the Trust. 35. 787 Seventh Avenue, New York, New York. Associate of Schroder Capital Management International Inc. since October 1997 and Assistant Vice President of Schroder Fund Advisors Inc. since March 1998. Formerly, Mutual Fund Specialist, Wilkie Farr & Gallagher; Fund Administrator, Furman Selz LLC since 1992.

Schroder Capital Funds, Schroder Capital Funds II, Schroder Capital Funds (Delaware), and Schroder Series Trust. Formerly, Attorney, Gordon, Altman, Butowsky, Weitzen, Shalov & Wein; Vice President and Counsel, Citibank, N.A.

     Thomas G. Sheehan, Assistant Treasurer and Assistant Secretary of the Trust. 44. Two Portland Square, Portland, Maine. Relationship Manager and Counsel, Forum Financial Services, Inc. since 1993. Formerly, Special Counsel, U.S. Securities and Exchange Commission, Division of Investment Management, Washington, D.C.

     Cheryl O. Tumlin, Assistant Treasurer and Assistant Secretary of the Trust.
32. Two Portland Square, Portland, Maine. Assistant Counsel, Forum Administrative Services, LLC since July 1996. Formerly, attorney with the U.S. Securities and Exchange Commission, Division of Market Regulation since 1995 and prior thereto, attorney with Robinson Siverman Pearce Aronsohn & Berman since 1991.

     (*) Interested Trustee of the Trust within the meaning of the 1940 Act.

     Except as otherwise noted, the principal occupations of the Trustees and officers for the last five years have been with the employers shown above, although in some cases they have held different positions with such employers or their affiliates.

TRUSTEE COMPENSATION

     Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, Schroder, or Schroder Fund Advisors Inc. receive an annual retainer of $11,000 for their services as Trustees of all open-end investment companies distributed by Schroder Fund Advisors Inc., and $1,250 per meeting attended in person or $500 per meeting attended by telephone. Members of an Audit Committee for one or more of such investment companies receive an additional $1,000 per year. Payment of the annual retainer is allocated among the various investment companies based on their relative net assets. Payment of meeting fees is allocated only among those investment companies to which the meeting relates.

     The following table sets forth information regarding compensation paid for the fiscal year ended October 31, 1998 to the disinterested Trustees.


                               COMPENSATION TABLE

-------------------------------------------------------------------------


                                    (2)                   (3)

                                 AGGREGATE          TOTAL COMPENSATION
          (1)                  COMPENSATION          FROM TRUST AND
                                FROM TRUST         FUND COMPLEX PAID TO
        NAME OF                                        TRUSTEES*
        TRUSTEE
-------------------------------------------------------------------------
-------------------------------------------------------------------------

Peter E. Guernsey                  $                       $
-------------------------------------------------------------------------
-------------------------------------------------------------------------

John I. Howell                      $                       $
-------------------------------------------------------------------------
-------------------------------------------------------------------------

William L. Means                   $                       $
-------------------------------------------------------------------------

                     * The Total Compensation listed in column (3) for each Trustee includes compensation for services as a Trustee of Schroder Capital Funds ("SCF"), Schroder Capital Funds II ("SCF II"), Schroder Capital Funds (Delaware) ("SCFD"), and Schroder Series Trust ("SST"). The Trust, SCF, SCF II, SCFD, and SST are considered part of the same "Fund Complex" for these purposes.


     As of October 31, 1998, the Trustees of the Trust as a group owned less than 1% of the outstanding shares of each Fund.

     The Trust's Trust Instrument provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Trust Instrument that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

SCHRODER AND ITS AFFILIATES

     Schroder has served as the investment adviser for the Fund and the Portfolios since their inception. Schroder is a wholly-owned subsidiary of Schroder U.S. Holdings Inc., which engages through its subsidiary firms in the investment banking, asset management, and securities businesses. Affiliates of Schroder U.S. Holdings Inc. (or their predecessors) have been investment managers since 1927. Schroder itself has been an investment manager since 1962, and served as investment manager for approximately $___ billion as of December 31, 1998. Schroder U.S. Holdings Inc. is an indirect, wholly-owned U.S. subsidiary of Schroders plc, a publicly owned holding company organized under the laws of England. Schroders plc and its affiliates engage in international merchant banking and investment management businesses, and as of December 31, 1998, had under management assets of approximately $____ billion.

     Schroder Fund Advisors Inc., an affiliate of Schroder that serves as the Trust's distributor, is a wholly-owned subsidiary of Schroder Capital Management International Inc. Schroder Capital Management International Inc. is also a wholly-owned subsidiary of Schroder U.S. Holdings Inc.

INVESTMENT ADVISORY AGREEMENT

     Under an Investment Advisory Agreement between the Trust and Schroder (the "Advisory Agreement"), Schroder, at its expense, provides the Fund with investment advisory services and advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees regarding the conduct of business of the Trust and each Fund. The fees to be paid under the Advisory Agreement are set forth in the Prospectus. As long as the Fund invests all of its assets in the Portfolios (or another investment company), Schroder is not entitled to receive any advisory fees pursuant to the Advisory Agreement. In the event that the Fund did not invest all of its assets in the Portfolios or another investment company, Schroder would be entitled to receive advisory fees monthly at the annual rate of 0.90% of the Fund's average daily net assets managed by Schroder directly at the Fund level.

     Under the Advisory Agreement, Schroder is required to regularly provide the Fund with investment research, advice, and supervision and furnishes continuously investment programs consistent with the investment objectives and policies of the Fund, and determines what securities shall be purchased, what securities shall be held or sold, and what portion of the Fund's assets shall be held uninvested, subject always to the provisions of the Trust's Trust Instrument and By-laws, and of the 1940 Act, and to the Fund's investment objectives, policies, and restrictions, and subject further to such policies and instructions as the Trustees may from time to time establish.

     Schroder makes available to the Trust, without expense to the Trust, the services of such of its directors, officers, and employees as may duly be elected Trustees or officers of the Trust, subject to their individual consent to serve and to any limitations imposed by law. Schroder pays the compensation and expenses of officers and executive employees of the Trust. Schroder also provides investment advisory research and statistical facilities and all clerical services relating to such research, statistical, and investment work. Schroder pays the Trust's office rent.

     Under the Advisory Agreement, the Trust is responsible for all its other expenses, including clerical salaries not related to investment activities; fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; payment for portfolio pricing services to a pricing agent, if any; legal expenses; auditing expenses; accounting expenses; taxes and governmental fees; fees and expenses of the transfer agent and investor servicing agent of the Trust; the cost of preparing share certificates or any other expenses, including clerical expenses, incurred in connection with the issue, sale, underwriting, redemption, or repurchase of shares; the expenses of and fees for registering or qualifying securities for sale; the fees and expenses of the Trustees of the Trust who are not affiliated with Schroder; the cost of preparing and distributing reports and notices to shareholders; public and investor relations expenses; and fees and disbursements of custodians of the Fund's assets. The Trust is also responsible for its expenses incurred in connection with litigation, proceedings, and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto.

     Schroder's compensation under the Advisory Agreement may be reduced in any year if the Fund's expenses exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the Fund are qualified for offer or sale.

     The Advisory Agreement may be terminated without penalty by vote of the Trustees, by the shareholders of the Fund, or by Schroder on 60 days' written notice. The Advisory Agreement also terminates without payment of any penalty in the event of its assignment. In addition, the Advisory Agreement may be amended only by a vote of the shareholders of the Fund, and the Advisory Agreement provides that it will continue in effect from year to year only so long as such continuance is approved at least annually with respect to the Fund by vote of either the Trustees or the shareholders of the Fund, and, in either case, by a majority of the Trustees who are not "interested persons" of Schroder. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a "majority of the outstanding voting securities" as defined in the Investment

Company Act of 1940.

THE PORTFOLIOS

     The Fund currently invests all of its assets in the Portfolios, which together have substantially the same investment objective and substantially the same investment policies as the Fund. The Fund may withdraw its investment from either Portfolio at any time if the Trust's Board of Trustees determines that it is in the best interests of the Fund and its shareholders to do so. In that event, the Fund would pay Schroder 0.90% of the Fund's average daily net assets managed by Schroder directly at the Fund level.

     Schroder is the investment advisor to the Portfolios pursuant to an investment advisory agreement (the "Portfolio Advisory Agreement") between Schroder and Schroder Capital Funds, on behalf of the Portfolios. The Portfolio Advisory Agreement provides that Schroder is entitled to receive monthly advisory fees at the annual rates of 0.70% and 0.55%, respectively, of Schroder Asian Growth Fund Portfolio and Schroder Japan Portfolio. The Portfolio Advisory Agreement is the same in all material respects as the Investment Advisory Agreement between the Trust on behalf of the Fund and Schroder. The Fund bears a proportionate part of the management fees paid by each Portfolio (based on the percentage of each Portfolio's assets attributable to the Fund).

     RECENT MANAGEMENT FEES. Of the total management fees paid by the Portfolios to Schroders, the portion borne indirectly by the Fund during the three most recent fiscal years is set forth in the following table. The fees listed in the table reflect reductions pursuant to expense limitations in effect during such periods.

------------------------------ ---------------------------- ---------------------------

Management Fees Paid for       Management Fees Paid for     Management Fees Paid for
Fiscal Year Ended 10/31/98*    Fiscal Year Ended 10/31/97   Fiscal Year Ended
                               (closed-end fund)            10/31/96 (closed-end fund)
------------------------------ ---------------------------- ---------------------------
------------------------------ ---------------------------- ---------------------------

$610,561                       $2,597,793                   $
------------------------------ ---------------------------- ---------------------------

     *Prior to March 20, 1998, the Fund had a similar investment advisory agreement with Schroder which provided for a monthly fee at the annual rate of
(1) 1.00% of the Fund's average weekly net assets up to and including $300 million, and (2) 0.85% of the Fund's average weekly net assets in excess of $300 million. The Fund paid or accrued fees to Schroder of $536,538 for the period prior to the March 20, 1998 conversion of the Fund from a closed-end fund.

FEE WAIVERS

     Schroder voluntarily waived its fees in the following amounts during the three most recent fiscal years pursuant to voluntary expense limitations and/or waivers in effect during such periods. The portion of the amounts waived with respect to the management fees indirectly borne by the Fund are as follows:


------------------------------

Fees Waived During Fiscal
Year Ended 10/31/98
------------------------------

------------------------------

 $74,023
------------------------------


ADMINISTRATIVE SERVICES

      On behalf of the Fund, the Trust has entered into an administration agreement with Schroder Fund Advisors Inc., under which Schroder Fund Advisors Inc. provides management and administrative services necessary for the operation of the Fund, including: (1) preparation of shareholder reports and communications; (2) regulatory compliance, such as reports to and filings with the SEC and state securities commissions; and (3) general supervision of the operation of the Fund, including coordination of the services performed by its investment adviser, transfer agent, custodian, independent accountants, legal counsel and others. Schroder Fund Advisors Inc. is a wholly owned subsidiary of Schroder and is a registered broker-dealer organized to act as administrator and distributor of mutual funds.

     For providing administrative services Schroder Fund Advisors Inc. is entitled to receive a monthly fee at the annual rate of 0.05% of the Fund's average daily net assets. The administration agreement is terminable with respect to the Fund without penalty, at any time, by the Trustees upon 60 days' written notice to Schroder Fund Advisors Inc. or by Schroder Fund Advisors Inc. upon 60 days' written notice to the Trust.

      The Trust has entered into a subadministration agreement with FAdS. Under its agreement, FAdS assists Schroder Fund Advisors Inc. with certain of its responsibilities under the administration agreement, including shareholder reporting and regulatory compliance. For providing its services, FAdS is entitled to receive a monthly fee from the Fund at the annual rate of 0.05% of the Fund's average daily net assets. The subadministration agreement is terminable with respect to the Fund without penalty, at any time, by the Trust upon 60 days' written notice to FAdS or by FAdS upon 60 days' written notice to the Trust.

     Schroder Fund Advisors Inc. and FAdS provide similar services to each Portfolio, for which each is entitled to a monthly fee at the annual rate of 0.05% of each Portfolio's average daily net assets.

        During the three most recent fiscal years, the Fund paid the following fees to Schroder Fund Advisors Inc. and FAdS pursuant to the administration agreement and the subadministration agreement. The fees listed in the following table reflect reductions pursuant to fee waivers and expense limitations in effect during such periods.

------------------------------ ---------------------------- ---------------------------

Administrative Fees Paid for   Administrative Fees Paid for Administrative Fees Paid for
Fiscal Year Ended 10/31/98*    Fiscal Year Ended 10/31/97   Fiscal Year Ended 10/31/96
------------------------------ ---------------------------- ---------------------------
------------------------------ ---------------------------- ---------------------------

Schroder Fund Advisors Inc.    Princeton Administrators,    Princeton Administrators
$152,641                       L.P.  $575,461               L.P.  $

FAdS  $18,506
------------------------------ ---------------------------- ---------------------------

         Prior to March 20, 1998, the Fund retained Princeton Administrators, L.P. ("Princeton") as administrator. Pursuant to its administration agreement with the Fund, Princeton received a monthly fee equal to the greater of (a) $150,000 per annum or (b) an annual rate of (1) 0.25% of the Fund's average weekly net assets up to and including $300 million, and (2) 0.22% of the Fund's average weekly net assets in excess of $300 million. The Fund paid or accrued fees to Princeton of $134,135 for the period November 1, 1998 through March 20, 1998.


DISTRIBUTOR

        Pursuant to a Distribution Agreement with the Trust, Schroder Fund Advisors Inc. (the "Distributor"), 787 Seventh Avenue, New York, New York 10019, serves as the distributor for the Trust's continually offered shares. The Distributor pays all of its own expenses in performing its obligations under the Distribution Agreement. The Distributor is not obligated to sell any specific amount of shares of the Fund. See "Administrative Services" for ownership information regarding the Distributor.

        SHAREHOLDER SERVICING PLAN FOR CLASS A SHARES. The Fund has also adopted a Shareholder Servicing Plan (the "Service Plan") for its Class A Shares. Under the Service Plan, the Fund pays fees to the Distributor at an annual rate of up to 0.25% of the average daily net assets of the Fund attributable to its Class A Shares. The Distributor may enter into shareholder service agreements with Service Organizations pursuant to which the Service Organizations provide administrative support services to their customers who are Fund shareholders.

        In return for providing these support services, a Service Organization may receive payments from the Distributor at a rate not exceeding 0.25% of the average daily net assets of the Class A Shares of the Fund for which the Service Organization is the Service Organization of record. These administrative services may include, but are not limited to, the following functions: establishing and maintaining accounts and records relating to clients of the Service Organization; answering shareholder inquiries regarding the manner in which purchases, exchanges, and redemptions of Class A Shares of the Trust may be effected and other matters pertaining to the Trust's services; providing necessary personnel and facilities to establish and maintain shareholder accounts and records; assisting shareholders in arranging for processing purchase, exchange, and redemption transactions; arranging for the wiring of funds; guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; integrating periodic statements with other customer transactions; and providing such other related services as the shareholder may request. Some Service Organizations may impose additional conditions or fees, such as requiring clients to invest more than the minimum amounts required by the Trust for initial or subsequent investments or charging a direct fee for services. Such fees would be in addition to any amounts which might be paid to the Service Organization by the Distributor.
Please contact your Service Organization for details.

        The following table shows the aggregate amounts paid by the Trust to the Distributor under the Service Plan during the three most recent fiscal years. All of such amounts were, in turn, repaid by the Distributor to Service Organizations.

------------------------------ ---------------------------- ---------------------------

Fees Paid Pursuant to          Fees Paid Pursuant to        Fees Paid Pursuant to
Service Plan During Fiscal     Service Plan During Fiscal   Service Plan During
Year Ended 10/31/98            Year Ended 10/31/97          Fiscal Year Ended 10/31/96
------------------------------ ---------------------------- ---------------------------
------------------------------ ---------------------------- ---------------------------

$                              $                            $
------------------------------ ---------------------------- ---------------------------


FUND ACCOUNTING

        Forum Accounting Services, LLC ("Forum Accounting"), an affiliate of FAdS, performs fund accounting services for the Fund pursuant to an agreement with the Trust. Under the Accounting Agreement, Forum Accounting prepares and maintains the books and records of the Fund that are required to be maintained under the 1940 Act, calculates the net asset value per share of the Fund, calculates dividends and capital gain distributions, and prepares periodic reports to shareholders and the SEC.

        For its services to the Fund, Forum Accounting is entitled to receive from the Trust a fee of $36,000 per year plus $12,000 per year for each class of each Fund above one. Forum Accounting is entitled to an additional $24,000 per year for global and international funds, and an additional $12,000 per year with respect to tax-free money market funds, funds with more than 25% of their total assets invested in asset-backed securities, funds that have more than 100 security positions, and funds that have a monthly turnover rate of 10% or more.

        The tables below show the amount of fees paid by the Fund to Forum Accounting during the three most recent fiscal years (or such shorter time the Fund has been operational).

------------------------------

Accounting Fees Paid During
Fiscal Year Ended 10/31/98
------------------------------
------------------------------

$7,290
------------------------------


EXPENSES

        The Fund bears all costs of its operations other than expenses specifically assumed by Schroder, Schroder Fund Advisors Inc. or FAdS. The costs borne by the Fund include legal and accounting expenses; Trustees' fees and expenses; insurance premiums; custodian and transfer agent fees and expenses; expenses of registering and qualifying the Fund's shares for sale with the SEC and with various state securities commissions; expenses of obtaining quotations on portfolio securities and pricing of the Fund's shares; expenses of maintaining the Trust's and the Fund's legal existence and of shareholders' meetings; and expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses. For assets invested in a Portfolio, the Fund also bears its ratable share of the Portfolio's expenses, including any investment advisory shares payable to Schroder. From time to time, Schroder, Schroder Fund Advisors Inc. or FAdS may waive voluntarily all or a portion of its fees.

BROKERAGE ALLOCATION AND OTHER PRACTICES

        Schroder may place portfolio transactions with broker-dealers which furnish, without cost, certain research, statistical, and quotation services of value to Schroder and its affiliates in advising the Trust and other clients, provided that it shall always seek best price and execution with respect to transactions. Certain investments may be appropriate for the Trust and for other clients advised by Schroder. Investment decisions for the Trust and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment, and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients of Schroder on the same day. In such event, such transactions will be allocated among the clients in a manner believed by Schroder to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Trust. Purchase and sale orders for the Trust may be combined with those of other clients of Schroder in the interest of achieving the most favorable net results for the Trust.

        BROKERAGE AND RESEARCH SERVICES. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Trust of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities often involve the payment of fixed brokerage commissions, which are generally higher than those in the United States, and therefore certain portfolio transaction costs may be higher than the costs for similar transactions executed on U.S. securities exchanges. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Trust usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Trust includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

        Schroder places all orders for the purchase and sale of portfolio securities and buys and sells securities through a substantial number of brokers and dealers. In so doing, it uses its best efforts to obtain the best price and execution available. In seeking the best price and execution, Schroder considers all factors it deems relevant, including price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction (taking into account market prices and trends), the reputation, experience, and financial stability of the broker-dealer involved, and the quality of service rendered by the broker-dealer in other transactions.

        It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research, statistical, and quotation services from broker-dealers that execute portfolio transactions for the clients of such advisers. Consistent with this practice, Schroder receives research, statistical, and quotation services from many broker-dealers with which it places the Trust's portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities, and recommendations as to the purchase and sale of securities. Some of these services are of value to Schroder and its affiliates in advising various of their clients (including the Trust or a Portfolio), although not all of these services are necessarily useful and of value in managing the Fund or a Portfolio. The investment advisory fee paid by the Fund or the Portfolios is not reduced because Schroder and its affiliates receive such services.

        As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, and by the Advisory Agreements and the Portfolio Advisory Agreement, Schroder may cause the Fund or the Portfolios to pay a broker that provides brokerage and research services to Schroder an amount of disclosed commission for effecting a securities transaction for the Fund or the Portfolios in excess of the commission which another broker would have charged for effecting that transaction. Schroder's authority to cause the Fund or the Portfolios to pay any such greater commissions is also subject to such policies as the Trustees (or the Trustees of Schroder Capital Funds, in the case of the Portfolio) may adopt from time to time.

        To the extent permitted by law, the Fund or the Portfolios may engage in brokerage transactions with Schroder & Co. Inc. ("Schroder & Co."), an affiliate of Schroder, to effect securities transactions on the New York Stock Exchange only or Schroder Securities Limited and its affiliates (collectively, "Schroder Securities"), affiliates of Schroder, to effect securities transactions on various foreign securities exchanges on which Schroder Securities has trading privileges. Consistent with regulations under the 1940 Act, the Fund and the Portfolios have adopted procedures which are reasonably designed to provide that any commissions or other remuneration the Fund or the Portfolios pay to Schroder & Co. and Schroder Securities do not exceed the usual and customary broker's commission. In addition, the Fund and the Portfolios will adhere to the rule, under the Securities Exchange Act of 1934, governing floor trading. This rule permits the Fund and the Portfolios to effect, but not execute, exchange listed securities transactions with Schroder & Co. Schroder & Co. pays a portion of the brokerage commissions it receives from the Fund or a Portfolios to the brokers executing the transactions. Also, due to securities law limitations, the Fund or the Portfolios may be required to limit purchases of securities in a public offering if Schroder & Co. or Schroder Securities or one of their affiliates is a member of the syndicate for that offering.

        Neither the Fund nor either Portfolio has any understanding or arrangement to direct any specific portion of its brokerage to Schroder & Co. or Schroder Securities, and none will direct brokerage to Schroder & Co. or Schroder Securities in recognition of research services.

        The following table shows the aggregate brokerage commissions paid for the three most recent fiscal years with respect to the Fund. The amounts listed represent aggregate brokerage commissions paid by the Portfolios.

------------------------------ ---------------------------- ---------------------------

Brokerage Commissions Paid     Brokerage Commissions Paid   Brokerage Commissions
During Fiscal Year Ended       During Fiscal Year Ended     Paid During Fiscal Year
10/31/98                       10/31/97                     Ended 10/31/96
------------------------------ ---------------------------- ---------------------------
------------------------------ ---------------------------- ---------------------------

$                              $                            $
------------------------------ ---------------------------- ---------------------------


        In the fiscal year ended October 31, 1998, Schroder, on behalf of the Trust, placed agency and underwritten transactions having an approximate aggregate dollar value of $________, (___% of the Trust's aggregate agency and underwritten transactions, on which approximately $_______ of commissions were paid)  with  brokers  and  dealers  (other  than  Schroder  & Co.  and  Schroder
Securities) whose research, statistical, and quotation services Schroder considered to be particularly useful to it and its affiliates. However, many of such transactions were placed with such brokers and dealers without regard to the furnishing of such services.

        The following table shows the aggregate brokerage commissions paid to Schroder & Co. and Schroder Securities for the three most recent fiscal years, as well as the percentage such commissions represented of all transactions on which the Fund paid brokerage commissions during such fiscal year. The amounts listed represent aggregate brokerage commissions paid by the Portfolios.

------------------------------ ---------------------------- ---------------------------

Brokerage Commissions Paid     Brokerage Commissions Paid   Brokerage Commissions
During Fiscal Year Ended       During Fiscal Year Ended     Paid During Fiscal Year
10/31/98                       10/31/97                     Ended 10/31/96
------------------------------ ---------------------------- ---------------------------
------------------------------ ---------------------------- ---------------------------

Schroder & Co. $  (%)          Schroder & Co. $  (%)        Schroder & Co. $  (%)

Schroder Securities $ (%)      Schroder Securities $ (%)    Schroder Securities $ (%)
------------------------------ ---------------------------- ---------------------------


DETERMINATION OF NET ASSET VALUE

        The net asset value per share of each class of shares of each Fund is determined daily as of the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each day the Exchange is open for trading. Any assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the afternoon of valuation. The New York Stock Exchange is normally closed on the following national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

        The Trustees have established procedures for the valuation of the Fund's securities, as follows: Equity securities listed or traded on a domestic or foreign stock exchange are valued at their latest sale prices on such exchange on that day prior to the time when the assets are valued. In the absence of sales that day, such securities are valued at the mid-market prices. (Where the securities are traded on more than one exchange, they are valued on the exchange that Schroder designates as the primary market.) Unlisted securities for which over-the-counter market quotations are readily available are valued at the latest available mid-market prices prior to the time of valuation. Securities that do not have readily available market quotations are valued at fair value pursuant to procedures established by the Trustees. Debt securities having a maturity of more than 60 days are valued at the mid-market prices determined by a portfolio pricing service or obtained from active market makers on the basis of reasonable inquiry. Short-term debt securities having a remaining maturity of 60 days or less are valued at cost, adjusted for amortization of premiums and accretion of discounts.

        If any securities held by the Fund are restricted as to resale, their fair value is generally determined as the amount which the Trust could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Trust in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities, and any available analysts' reports regarding the issuer.

        Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of these securities used in determining the net asset value of the Trust's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds and U.S. Government Securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Trust's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value, in the manner described above.

        The proceeds received by the Fund for each issue or sale of its shares, and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to the Fund, and constitute the underlying assets of the Fund. The underlying assets of the Fund will be segregated on the Trust's books of account, and will be charged with the liabilities in respect of the Fund and with a share of the general liabilities of the Trust. The Fund's assets will be further allocated among its constituent classes of shares on the Trust's books of account.

SALES AT NET ASSET VALUE

        As noted in the Prospectus, certain investors may purchase Class A Shares at net asset value without imposition of sales charges. The following classes of investors qualify to do so: (1) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations with at least 100 employees; (2) current or retired Trustees, directors, and officers of the investment companies for which Schroder serves as investment adviser; employees or retired employees of Schroder or its affiliates; the spouses, children, siblings, and parents of the persons listed in this clause (2); and trusts primarily for the benefit of such persons; (3) registered representatives or full-time employees of broker-dealers that have entered into dealer or shareholder servicing agreements with Schroder Fund Advisors Inc., and the spouses, children, siblings, and parents of such persons; and full-time employees of financial institutions that directly, or indirectly through their affiliates, have entered into dealer agreements with Schroder Fund Advisors Inc. (or that otherwise have an arrangement with respect to sales of Fund shares with a broker-dealer that has entered into a dealer agreement with Schroder Fund Advisors Inc.) and the spouses, children, siblings, and parents of such employees; (4) companies exchanging shares with or selling assets to the Fund pursuant to a merger, acquisition, or exchange offer (or similar transaction);
(5) registered investment advisers and bank trust departments exercising discretionary investment authority with respect to the assets invested in the Fund; (6) persons participating in a "wrap account" or similar fee-based program sponsored and maintained by a registered broker-dealer which has entered into an agreement with Schroder Fund Advisors Inc.; (7) clients of administrators of tax-qualified employee benefit plans which have entered into agreements with Schroder Fund Advisors Inc.; and (8) retirement plan participants who borrow from their retirement accounts by redeeming shares of the Fund and subsequently repay such loans by purchasing Fund shares.

REDEMPTIONS IN KIND

        The Trust has agreed to redeem shares of the Fund solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay certain redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. The Trust does not expect to redeem shares in kind under normal circumstances. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

TAXES

        The Fund intends to qualify each year and elect to be taxed as a regulated investment company under Subchapter M of the United States Internal Revenue Code of 1986, as amended (the "Code").

        As a regulated investment company qualifying to have its tax liability determined under Subchapter M, the Fund will not be subject to federal income tax on any of its net investment income or net realized capital gains that are distributed to shareholders.

        In order to qualify as a "regulated investment company," the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other dispositions of stock, securities, or foreign currencies, and other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies, and (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government Securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any issuer (other than U.S. Government Securities).

        If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, that Fund will be subject to a 4% excise tax on the undistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November, or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax. In order to receive the favorable tax treatment accorded regulated investment companies and their shareholders, moreover, the Fund must in general distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and, the excess, if any, of net short-term capital gains over net long-term capital losses for such year.

        The Fund's distributions will be taxable to you as ordinary income to the extent derived from the Fund's investment income and net short-term gains (that is, net gains from capital assets held for no more than one year). Distributions designated by the Fund as deriving from net gains on capital assets held for more than one year will be taxable to you as long-term capital gains (generally subject to a 20% tax rate), regardless of how long you have held the shares. Distributions will be taxable to you as described above whether received in cash or in shares through the reinvestment of distributions. Early in each year the Trust will notify each shareholder of the amount and tax status of distributions paid to the shareholder by the Fund for the preceding year.

        Upon the disposition of shares of the Fund (whether by sale, exchange, or redemption), a shareholder will realize a gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term or short-term generally depending upon the shareholder's holding period for the shares. Long-term capital gains will generally be taxed at a federal income tax rate of 20%. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares. In general, any loss realized upon a taxable disposition of shares will be treated as long-term capital loss if the shares have been held for more than one year, and otherwise as short-term capital loss. With respect to investment income and gains received by the Fund from sources outside the United States, such income and gains may be subject to foreign taxes which are withheld at the source. The effective rate of foreign taxes in which the Fund will be subject depends on the specific countries in which its assets will be invested and the extent of the assets invested in each such country and, therefore, cannot be determined in advance.

        The Fund's ability to use options, futures, and forward contracts and other hedging techniques, and to engage in certain other transactions, may be limited by tax considerations. The Fund's transactions in foreign-currency-denominated debt instruments and its hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a portion of the Fund's distributions of book income to constitute returns of capital for tax purposes or require the Fund to make distributions exceeding book income in order to permit the Trust to continue to qualify, and be taxed under Subchapter M of the Code, as a regulated investment company. The tax consequences of certain hedging transactions have been modified by the Taxpayer Relief Act of 1997.

        Under federal income tax law, a portion of the difference between the purchase price of zero-coupon securities in which the Fund has invested and their face value ("original issue discount") is considered to be income to the Fund each year, even though the Fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the net investment income of the Fund which must be distributed to shareholders in order to maintain the qualification of the Fund as a regulated investment company and to avoid federal income tax at the level of the Fund.

        This discussion of the federal income tax and state tax treatment of the Trust and its shareholders is based on the law as of the date of this SAI.

PRINCIPAL HOLDERS OF SECURITIES

        As of December 29, 1998, the Trustees of the Trust and, except a noted below, the officers of the Trust, as a group owned less than 1% of the outstanding shares of either class of each Fund.

        The following table lists those shareholders that owned 5% or more of the shares of each Fund as of December 29, 1998, and therefore are controlling persons of such Fund. Because these shareholders hold a substantial number of shares, they may be able to require that the Trust hold special shareholder meetings and may be able to determine the outcome of any shareholder vote.

                                                          NUMBER OF             % OF SHARES
                                                           A SHARES               OF FUND
                                                                                CLASS OWNED
SCHRODER ALL-ASIA FUND
--------------------------------------------------- ----------------- --- ------------------
      Merrill Lynch Pierce Fenner & Smith
      101 Hudson Street
      Jersey City, New Jersey  07302-3915                                         34.92%
                                                     1,958,170.247

      Paine Webber Incorporated
      1000 Harbor Blvd.
      Weehawken, New Jersey  07087-6970                                            5.23%
                                                      293,245.000

PERFORMANCE INFORMATION

        Average annual total return of a class of shares of the Fund for one-, five-, and ten-year periods (or for such shorter periods as shares of that class of shares of the Fund have been offered) is determined by calculating the actual dollar amount of investment return on a $1,000 investment in that class of shares at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount. Total return for a period of one year or less is equal to the actual return during that period. Total return calculations assume reinvestment of all Fund distributions at net asset value on their respective reinvestment dates. Total return may be presented for other periods.

        ALL PERFORMANCE DATA IS BASED ON PAST INVESTMENT RESULTS AND DOES NOT PREDICT FUTURE PERFORMANCE. The Fund is the successor to Schroder Asian Growth Fund, Inc., a closed-end management investment company that commenced operations on December 23, 1993. Total return data relating to the Fund includes data relating to Schroder Asian Growth Fund, Inc. for periods prior to the commencement of the Fund's operations. The Fund's investment performance will be affected by a number of factors, including its investment objective and policies, fees, expenses, applicable sales charges, the size of the Fund, cash flows into and out of the Fund, and market conditions. Investment performance for a mutual fund also often reflects the risks associated with the fund's investment objectives and policies. Quotations of total return for any period when an expense limitation is in effect will be greater than if the limitation had not been in effect. These factors should be considered when comparing the investment results of the Fund's Class A shares to those of various classes of other mutual funds and other investment vehicles. The Fund's performance may be compared to various indices.

        Although the investment objectives and policies of Schroder Asian Growth Fund Inc. were substantially the same of those of the Fund, there can be no assurance that the investment performance of Schroder Asian Growth Fund, Inc. is indicative of the investment performance the Fund will achieve, and differences among the factors outlined above and other factors will affect the performance of the Fund relative to the historical performance of Schroder Asian Growth Fund, Inc. For example:

                    o As an open-end investment company, the Fund must invest most of its assets in liquid securities in order to meet possible shareholder redemption requests. Schroder's investment decisions for the Fund may at times be affected by the cash flows, or anticipated cash flows, into or out of the Fund. As a closed-end company, Schroder Asian Growth Fund, Inc. was not subject to this factor.

                    o The performance data listed in the table below reflects the deduction at the beginning of each period of an initial sales load of 5.25%, the maximum sales load applicable to the Fund, and does not reflect the underwriting discount applicable to the initial offering of shares by Schroder Asian Growth Fund, Inc.

                    o The operating expenses incurred by Schroder Asian Growth Fund, Inc. for the period prior to its reorganization into the Fund were less than those the Fund expects to incur during its current fiscal year. For example, total fund operating expenses of Schroder Asian Growth Fund, Inc. for its fiscal year ended October 31, 1997 were 1.78%; the Fund's total fund operating expenses for the current fiscal year will be 1.95% (or, in the absence of applicable fee waivers, are currently expected to be 2.49%). The performance information of Schroder Asian Growth Fund, Inc. has not been restated to reflect differences in the operating expenses incurred by it and those expected to be incurred by the Fund. If Schroder Asian Growth Fund, Inc. had incurred operating expenses at the same rate as the Fund is expected to incur expenses during the current fiscal year, its total return would have been lower than that shown above.

        The table below sets forth the total return of Class A Shares of the Fund for most recent fiscal year (which includes data relating to Schroder Asian Growth Fund, Inc. for period prior to March 23, 1998, the Fund's inception date) and for the period from the commencement of the Schroder Asian Growth Fund, Inc.'s operations until October 31, 1998. The table also sets forth total return information for the Fund's Class A Shares since inception of the Fund.


                 TOTAL RETURN FOR PERIODS ENDED OCTOBER 31, 1998

-------------------- ------------ ----------- ------------------------- ------------------ ----------------

                                                  SINCE INCEPTION
                                                 OF SCHRODER ASIAN       INCEPTION DATE    INCEPTION DATE
       CLASS           1 YEAR      5 YEARS       GROWTH FUND, INC.           OF FUND          OF CLASS
                                                     (12/23/93)
                                                    (ANNUALIZED)
-------------------- ------------ ----------- ------------------------- ------------------ ----------------
-------------------- ------------ ----------- ------------------------- ------------------ ----------------

Class A Shares         -25.59%       N/A%             -14.45%                3/23/98           3/23/98


-------------------- ------------ ----------- ------------------------- ------------------ ----------------


     From time to time, Schroder, FAdS or any of their affiliates that provide services to the Fund may reduce their compensation or assume expenses of the Fund in order to reduce the Fund's expenses, as described in the Trust's current Prospectus. Any such waiver or assumption would increase the Fund's total return for each class of shares during the period of the waiver or assumption.

THE PORTFOLIOS

     Each of the Portfolios is a separate series of Schroder Capital Funds, an open-end management investment company. Schroder Capital Funds is a business trust organized under the laws of the State of Delaware.

     The Fund's investment in the Portfolios is in the form of a non-transferable beneficial interest. The Portfolios may have other investors, each of whom will invest on the same conditions as the related Fund and will pay a proportionate share of the Portfolio's expenses.

     The Portfolios normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Portfolio is entitled to vote in proportion to its relative beneficial interest in the Portfolio. If the Portfolio has investors other than the Fund, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all Portfolio shareholders. If other investors hold a majority interest of a Portfolio, they could have voting control of the Portfolio.

     The Portfolios do not sell their shares directly to the public. Another investor (such as an investment company) in a Portfolio that might sell its shares to the public would not be required to sell its shares at the same offering price as the Fund, and could have different fees and expenses than the Fund. Therefore, the Fund's shareholders may have different returns than shareholders of another investment company that invests in the Portfolio.

     The investors in each Portfolio, including the related Fund, have agreed to indemnify Schroder Capital Funds, and such trust's trustees and officers, against certain claims.

     CERTAIN RISKS OF INVESTING IN THE PORTFOLIOS. The Fund's investment in the Portfolios may be affected by the actions of other large investors in the Portfolios, if any. For example, if a Portfolio has a large investor other than the Fund and that investor redeems its interests in the Portfolio, the Portfolio's remaining investors (including the Fund) might bear a larger portion of the Portfolio's operating expenses. This would result in lower returns for the Fund.

        The Fund may withdraw its entire investment from the Portfolios at any time, if the Trustees determine that it is in the best interests of the Fund and its shareholders to do so. Such a withdrawal may result in a distribution in kind of portfolio securities by a Portfolio, which could adversely affect the liquidity of the Fund's assets. If the Fund converted those securities to cash, it would likely incur brokerage fees or other transaction costs. In the event that the Fund withdraws its entire investment from a Portfolio, the Fund's inability to find a suitable replacement investment could have a significant negative impact on the Fund's shareholders.

        Each investor in a Portfolio, including the Fund, may be liable for all obligations of the Portfolio. The risk that this would cause an investor financial loss, however, is limited to circumstances in which the Portfolio would be unable to meet its obligations. Schroder considers this risk to be remote. Upon liquidation of the Portfolio, investors in the Portfolio (including the Fund) would be entitled to share pro rata in the Portfolio's net assets available for distribution to investors.

CUSTODIAN

        The Chase Manhattan Bank, through its Global Custody Division located at 125 London Wall, London EC2Y 5AJ, United Kingdom, acts as custodian of the assets of the Fund and the Portfolios. The custodian's responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund's investments. The custodian does not determine the investment policies of the Fund or decide which securities the Fund will buy or sell.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

        Boston   Financial  Data  Services,   Inc.,   P.O.  Box  8507,   Boston,
Massachusetts 02266-8507, is the Fund's transfer agent and dividend disbursing agent.

INDEPENDENT AUDITORS

        PricewaterhouseCoopers LLP, the Trust's independent accountants, provide audit services, tax return preparation services, and assistance and consultation in connection with the Trust's various Securities and Exchange Commission filings. Their address is One Post Office Square, Boston, Massachusetts 02109.

LEGAL COUNSEL

     Ropes & Gray, One International Place, Boston, Massachusetts 02110-2624, serves as counsel to the Trust.

SHAREHOLDER LIABILITY

        Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust's Trust Instrument disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Trust's Trust Instrument provides for indemnification out of the Fund's property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.

                              FINANCIAL STATEMENTS

        The fiscal year end of the Fund is October 31.

        The following Financial Statements required by Part B and the related Report of Independent Public Accountants are incorporated herein by reference to the Trust's Annual Report, dated October 31, 1998, which was filed electronically with the Securities and Exchange Commission on [date] (Accession
Number:
--------------).

                                     PART C
                                OTHER INFORMATION

ITEM 23.  EXHIBITS

(a)      Trust Instrument of Schroder Series Trust II (see Note 1).

(b)      Not Applicable.


(c) See the following Articles and Sections in the Trust Instrument filed as Exhibit (a): Article II, Sections 2.03, 2.04, 2.06, 2.08, 2.09,
         2.10,  2.11,  Article III,  Section 3.08;  Article VII; Article IX; and
         Article X, Section 10.03.


(d) Investment Advisory Agreement between the Registrant and Schroder Capital Management International Inc. dated as of December 9, 1997 (see
         Note 2).

(e) Distribution Agreement between the Registrant and Schroder Fund Advisors Inc. dated as of December 9, 1997 (see Note 2).

(f)      Not Applicable.

(g) Global Custody Agreement between the Registrant and The Chase Manhattan Bank dated as of December 9, 1997 (see Note 2).

(h) (1) Administration Agreement between the Registrant and Schroder Fund Advisors Inc. dated as of December 9, 1997 (see Note 2).

    (2) Subadministration Agreement between the Registrant and Forum Administrative Services, LLC dated as of December 9, 1997 (see Note 2).

    (3) Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company dated as of March 20, 1998 (see Note 2).

    (4) Fund Accounting Agreement between the Registrant and Forum Accounting Services, LLC (see Note 2).

(i) Opinion and Consent of Smith, Katzenstein & Furlow, LLP, dated March 16, 1998 (see Note 2).


(j)      Not Applicable.


(k)      Not Applicable

(l) Agreement and Plan of Reorganization between Schroder Asian Growth Fund, Inc. and the Registrant dated as of March 20, 1998 (see Note 2).

(m)      Not Applicable.


(n)      Not Applicable.


(o)      Not Applicable.

Other Exhibits:

                Power of Attorney for Hermann C. Schwab (see Note 1). Power of Attorney for Clarence F. Michalis (see Note 1). Power of Attorney for Mark J. Smith (see Note 1).
                Power of Attorney for William L. Means (see Note 3). Power of Attorney for Peter E. Guernsey (see Note 3). Power of Attorney for John I. Howell (see Note 3).
                Power of Attorney for I. Peter Sedgwick (see Note 3). Power of Attorney for Fergal Cassidy (see Note 3).
                Power of Attorney for Louise Croset (see Note 3).
                Power of Attorney for David M. Salisbury (see Note 3).

---------------
Note:


1.   Exhibit   incorporated  by  reference  as  filed  in  initial  registration
     statement   via   EDGAR   on   December   22,   1997,    accession   number
     0001004402-97-000270.

2. Exhibit incorporated by reference as filed in Pre-Effective Amendment No. 1 via EDGAR on March 17, 1998, accession number 0001004402-98-000185.

3. Exhibit incorporated by reference as filed in Post-Effective Amendment No. 1 via EDGAR on August 3, 1998, accession number 0001004402-98-000422.


ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Not Applicable.

ITEM 25.  INDEMNIFICATION

         Section 10.02 of the Registrant's Trust Instrument reads as follows:

         (a) Subject to the exceptions and limitations contained in Subsection 10.02(b): (1) every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Trustee or officer and against amounts paid or incurred in the settlement thereof; and (2) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         (b) No indemnification shall be provided hereunder to a Covered Person:
(1) who shall have been adjudicated by a court or body before which the proceeding was brought: (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office; or (B) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust; or (2) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office: (x) by the court or other body approving the settlement; (y) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (z) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a Person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a Person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other Persons may be entitled by contract or otherwise under law.

         (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection 10.02(a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust or Series if it is ultimately determined that he or she is not entitled to indemnification under this Section 10.02; provided, however, that either: (1) such Covered Person shall have provided appropriate security for such undertaking; (2) the Trust is insured against losses arising out of any such advance payments; or (3) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under Section 10.02.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Schroder Capital Management International, Inc. ("SCMI")

Following is a description of any business, profession, vocation or employment of a substantial nature in which each investment adviser of the Registrant, and each trustee or officer of any such investment adviser, is or has been, at any time during the past two years, engaged for his or her own account or in the capacity of trustee, officer or employee. The address of each company listed, unless otherwise noted, is 787 Seventh Avenue, 34th Floor, New York, NY 10019. Schroder Capital Management International Limited ("Schroder Ltd."), a United Kingdom affiliate of SCMI, provides investment management services to international clients located principally in the United Kingdom.

         ------------------------------------ ------------------------------------ ----------------------------------
         Name                                 Title                                Business Connections
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         David M. Salisbury                   Chairman, Director                   SCMI

                                              ------------------------------------ ----------------------------------
                                              Chief Executive, Director            Schroder Ltd.*
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroders plc.*
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee and Officer                  Schroder Series Trust II
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------

         Richard R. Foulkes                   Deputy Chairman, Director            SCMI

                                              ------------------------------------ ----------------------------------

                                              Deputy Chairman                      Schroder Ltd.*

                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------

                                              Officer                              Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services

         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------

         John A. Troiano                      Chief Executive, Director            SCMI

                                              ------------------------------------
                                                                                   ----------------------------------

                                              Chief Executive, Director            Schroder Ltd.*

                                              ------------------------------------ ----------------------------------
                                                                                   ----------------------------------

                                              Officer                              Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services

         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------

         Sharon L. Haugh                      Executive Vice President, Director   SCMI

                                                                                   ----------------------------------
                                              ------------------------------------ ----------------------------------

                                              Director, Chairman                   Schroder Fund Advisors Inc.

                                              ------------------------------------ ----------------------------------

                                              Director                             Schroder Ltd.*

                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------

                                              Cairman, Director                    Schroder Capital Management Inc.

                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------

                                              Trustee                              Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services

         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Gavin D. L. Ralston                  Senior Vice President, Managing      SCMI
                                              Director
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Ltd.*
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------

         Name                                 Title                                Business Connections

         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Mark J. Smith                        Senior Vice President, Director      SCMI
                                              ------------------------------------ ----------------------------------
                                              Senior Vice President, Director      Schroder Ltd.*
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------

                                              Director, Senior Vice President      Schroder Fund Advisors Inc.

                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee and Officer                  Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------

         Jane P. Lucas                        Senior Vice President, Director      SCMI

                                              ------------------------------------ ----------------------------------

                                              Director                             Schroder Fund Advisors Inc.

                                              ------------------------------------ ----------------------------------

                                              Director                             Schroder Capital Management Inc.

                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------

                                              Officer                              Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services

         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         David R. Robertson                   Group Vice President                 SCMI
                                              ------------------------------------ ----------------------------------
                                              Senior Vice President                Schroder Fund Advisors Inc..
                                                                                   ----------------------------------
                                              ------------------------------------
                                              Director of Institutional Business   Oppenheimer Funds, Inc.
                                                                                   resigned 2/98
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------

         Michael M. Perelstein                Senior Vice President, Director      SCMI

                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------

                                              Senior Vice President, Director      Schroders Ltd.*

                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------

                                              Managing Director                    MacKay Shields Financial
                                                                                   Corporation
                                                                                   resigned 11/96

         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------

         Robert G. Davy                       Senior Vice President, Director      SCMI

                                              ------------------------------------ ----------------------------------

                                              Director                             Schroder Ltd.*

                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------

                                              Officer                              Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services

         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------

         Louise Croset                        Senior Vice President, Director      SCMI

                                              ------------------------------------ ----------------------------------

                                              Senior Vice President                Schroder Ltd.*

                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------

                                              Trustee and Officer                  Schroder Series Trust II

         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Abdallah Nauphal                     Group Vice President, Director       SCMI
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Group Vice President, Director       Schroder Capital Management Inc.
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Ellen B. Sullivan                    Group Vice President                 SCMI
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Capital Management Inc.
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------

         Name                                 Title                                Business Connections

         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Catherine A. Mazza                   Group Vice President                 SCMI
                                              ------------------------------------ ----------------------------------
                                              President, Director                  Schroder Fund Advisors Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------

                                              Group Vice President                 Schroder Capital Management Inc.

                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              and Officer Certain open end
                                                                                   management investment companies
                                                                                   for which SCMI and/or its
                                                                                   affiliates provide investment
                                                                                   services.
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Heather Crighton                     First Vice President, Director       SCMI
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              First Vice President, Director       Schroder Ltd.*
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Ira Unschuld                         Group Vice President                 SCMI
                                              ------------------------------------ ----------------------------------
                                              Officer                              Certain open end management
                                                                                   investment companies for
                                                                                   which SCMI and/or its
                                                                                   affiliates provide investment
                                                                                   services.
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Paul M. Morris                       Senior Vice President                SCMI
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Capital Management Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Principal, Senior Portfolio Manager  Weiss, Peck & Greer LLC
                                                                                   resigned 12/96
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Susan B. Kenneally                   First Vice President, Director       SCMI
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              First Vice President, Director       Schroder Ltd.*
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Jennifer A. Bonathan                 First Vice President, Director       SCMI
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              First Vice President, Director       Schroder Ltd.*
         ------------------------------------ ------------------------------------ ----------------------------------

*Schroder Ltd. and Schroders plc. are located at 33 Gutter Lane, London EC2V 8AS, United Kingdom.

ITEM 27.  PRINCIPAL UNDERWRITERS



(a) Schroder Fund Advisors Inc., the Registrant's principal underwriter, also serves as principal underwriter for:

        Schroder Series Trust
        Schroder Capital Funds (Delaware)

(b) Following is information with respect to each officer and director of Schroder Fund Advisors, Inc. the Distributor of the shares of Schroder Emerging Markets Fund Institutional Portfolio, Schroder International Fund, Schroder Latin American Fund, Schroder Global Asset Allocation Fund, Schroder U.S. Smaller Companies Fund, Schroder International Smaller Companies Fund, Schroder U.S. Diversified Growth Fund, Schroder Emerging Markets Fund, Schroder European Growth Fund, Schroder Asia Fund, Schroder Japan Fund, Schroder United Kingdom Fund, Schroder Cash Reserves Fund, Schroder International Bond Fund, Schroder Micro Cap Fund and Schroder Greater China Fund (each, a series of the Registrant):

        Name                       Position with Underwriter                         Position with Registrant
        ----                       -------------------------                         ------------------------
        Catherine A. Mazza         President, Director                               Vice President
        Mark J. Smith              Director.                                         Trustee, President
        Sharon L. Haugh            Chairman and Director                             Trustee
        Fergal Cassidy             Treasurer and Chief Financial Officer             Treasurer
        Alexandra Poe              General Counsel and Senior Vice President         Vice President and Secretary
        Jane P. Lucas              Director.                                         Vice president
        Alan Mandel                Senior Vice President                             Assistant Treasurer

         Business address for each is 787 Seventh Avenue, New York, New York 10019 except for Mark J. Smith, whose business address is 31 Gresham St., London EC2V 7QA, United Kingdom.

(c)      Not Applicable.



ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Registrant with respect to its series under Section 31(a) of the Investment Company Act of 1940, and the Rules thereunder, are maintained at the offices of Schroder Capital Management International Inc. (investment management records) and Schroder Fund Advisors Inc. (administrator and distributor records), 787 Seventh Avenue, New York, New York 10019, except that certain items will be maintained at the following locations:

(a) Forum Accounting Services, LLC, Two Portland Square, Portland, Maine 04101 (fund accounting records).

(b)  Forum Administrative  Services, LLC, Two Portland Square,  Portland,  Maine
     04101  (corporate   minutes  and  all  other  records  required  under  the
     Subadministration Agreement).

(c) Boston Financial Data Services, Inc., Two Heritage Drive, North Quincy, Massachusetts 02171 (shareholder records).

ITEM 29.  MANAGEMENT SERVICES

         None.

ITEM 30.  UNDERTAKINGS

         Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, if any, relating to the series or class thereof to which the Prospectus relates upon request and without charge.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this post-effective amendment number 2 to the Registrant's registration statement to be signed on its behalf by the undersigned, duly authorized in the City of New York, State of New York on 31st day of December, 1998.


                                                SCHRODER SERIES TRUST II


                                                By:/s/ Alexandra Poe
                                                  ---------------------------
                                                    Alexandra Poe
                                                    Assistant Secretary


Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on 31st day of December, 1998.


(a)      Principal Executive Officer

         Louise Croset, President

         By:/s/ Cheryl O. Tumlin
             --------------------------
                  Cheryl O. Tumlin
                  Attorney-in-Fact*

(b)      Principal Financial Officer

         Fergal Cassidy, Treasurer


         /s/ Fergal Cassidy
         ------------------------------
         Fergal Cassidy


(c)      A majority of the Trustees

         I. Peter Sedgwick, Trustee and Chairman
         Peter E. Guernsey, Trustee
         John I. Howell, Trustee
         William L. Means, Trustee
         David M. Salisbury, Trustee
         Louise Croset, Trustee

         By: /s/ Cheryl O. Tumlin
           -----------------------------
                  Cheryl O. Tumlin
                  Attorney-in-Fact*

         * Pursuant to powers of attorney filed as Other Exhibits to this Registration Statement.

                                   SIGNATURES


On behalf of Schroder Captital Funds, being duly authorized, I have duly caused this amendment to the Registration Statement of Schroder Series Trust II to be signed in the City of New York, State of New York on 31st day of December, 1998.


                                               SCHRODER CAPITAL FUNDS


                                               By: /s/  Alexandra Poe
                                                  ------------------------
                                                  Alexandra Poe
                                                  Vice President and Secretary


This amendment to the Registration Statement of Schroder Capital Funds has been signed below by the following persons in the capacities indicated on 31st day of December, 1998.


(a)      Principal Executive Officer

         Mark J. Smith*, President

         *By      /s/ Cheryl O. Tumlin
               ---------------------------
                  Cheryl O. Tumlin
                  Attorney-in-Fact*

(b)      Principal Financial Officer

         Fergal Cassidy, Treasurer


         /s/ Fergal Cassidy
         -----------------------------
         Fergal Cassidy


(c)      A majority of the Trustees

         Peter E. Guernsey, Trustee
         John I. Howell, Trustee
         Hermann C. Schwab, Trustee
         Clarence F. Michalis, Trustee
         Mark J. Smith, Trustee
         Hon. David N. Dinkins, Trustee
         Peter S. Knight, Trustee
         Sharon L. Haugh, Trustee

         By      /s/ Cheryl O. Tumlin
               ----------------------------
                  Cheryl O. Tumlin
                  Attorney-in-Fact*

         * Pursuant to powers of attorney filed as Other Exhibits to this Registration Statement.